                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-6174
-------------------------------------------------------------------------------

                             MFS INSTITUTIONAL TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                        Date of fiscal year end: June 30
-------------------------------------------------------------------------------

                     Date of reporting period: June 30, 2005
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Institutional Trust
ANNUAL REPORT 6/30/05

MFS(R) INSTITUTIONAL
LARGE CAP VALUE FUND

A path for pursuing opportunity

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) INSTITUTIONAL LARGE CAP VALUE FUND

Objective: Seeks capital appreciation and reasonable income.

TABLE OF CONTENTS
----------------------------------------------

LETTER FROM THE CEO                          1
----------------------------------------------
PORTFOLIO COMPOSITION                        2
----------------------------------------------
MANAGEMENT REVIEW                            3
----------------------------------------------
PERFORMANCE SUMMARY                          4
----------------------------------------------
EXPENSE TABLE                                6
----------------------------------------------
PORTFOLIO OF INVESTMENTS                     7
----------------------------------------------
FINANCIAL STATEMENTS                        11
----------------------------------------------
NOTES TO FINANCIAL STATEMENTS               15
----------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                      18
----------------------------------------------
RESULTS OF SHAREHOLDER MEETING              19
----------------------------------------------
FEDERAL TAX INFORMATION                     20
----------------------------------------------
TRUSTEES AND OFFICERS                       21
----------------------------------------------
PROXY VOTING POLICIES
AND INFORMATION                     BACK COVER
----------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE      BACK COVER
----------------------------------------------
CONTACT INFORMATION                 BACK COVER

-------------------------------------------------------------------------------
THIS REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Website, MFS.COM.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     98.2%
              Cash & Other Net Assets                     1.8%

              TOP TEN HOLDINGS

              Bank of America Corp.                       3.8%
              ------------------------------------------------
              Citigroup, Inc.                             3.4%
              ------------------------------------------------
              Altria Group, Inc.                          3.1%
              ------------------------------------------------
              ConocoPhillips                              2.8%
              ------------------------------------------------
              Sprint Corp.                                2.7%
              ------------------------------------------------
              Goldman Sachs Group, Inc.                   2.7%
              ------------------------------------------------
              MetLife, Inc.                               2.6%
              ------------------------------------------------
              Allstate Corp.                              2.3%
              ------------------------------------------------
              Dominion Resources, Inc.                    2.2%
              ------------------------------------------------
              TOTAL S.A., ADR                             2.2%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                         28.3%
              ------------------------------------------------
              Energy                                     12.3%
              ------------------------------------------------
              Utilities & Communications                 10.3%
              ------------------------------------------------
              Consumer Staples                            9.9%
              ------------------------------------------------
              Industrial Goods & Services                 9.7%
              ------------------------------------------------
              Basic Materials                             7.8%
              ------------------------------------------------
              Health Care                                 6.8%
              ------------------------------------------------
              Leisure                                     4.6%
              ------------------------------------------------
              Retailing                                   2.6%
              ------------------------------------------------
              Technology                                  1.8%
              ------------------------------------------------
              Special Products & Services                 1.5%
              ------------------------------------------------
              Autos & Housing                             1.4%
              ------------------------------------------------
              Transportation                              1.2%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended June 30, 2005, the MFS Institutional Large Cap Value Fund provided a total return of 13.05%, at net asset value. In comparison, the fund's benchmark, the Russell 1000 Value Index, returned 14.06%.

DETRACTORS FROM PERFORMANCE

Stock selection in the financial services sector detracted from performance relative to the benchmark. Our position in Fannie Mae detracted from results as the stock significantly lagged the overall index. Our positioning in commercial property and casualty company St. Paul Travelers Companies* also detracted from performance.

Stock selection in the retailing sector and an overweighting in basic materials also hurt relative fund results. In retailing our position in specialty retailer Gap dampened results. In basic materials our holdings in International Paper and Smurfit-Stone also detracted from results as both stocks underperformed the benchmark.

Stocks in other sectors that detracted from performance included underweighting strong performing energy firm Exxon and our positioning in leisure firms Tribune Co. and Viacom. Special products and services firm Accenture Ltd. also detracted from relative results.

The fund's cash position also held back relative returns. As with nearly all mutual funds, this fund holds some cash to buy new holdings and to provide liquidity. In a period when the Russell 1000 Value Index rose sharply, holding any cash hurt relative performance. The index does not have a cash position.

CONTRIBUTORS TO PERFORMANCE

Our underweighted position in the poor performing technology sector aided relative results, although, no individual stocks within the sector were among the fund's top contributors.

Stock selection in the utilities and communications sector also boosted results. Within the sector, our holdings of Sprint Corp., and TXU Corp. helped performance as these stocks significantly outpaced the return of the index. In the energy sector our positioning in Unocal Corp., ConocoPhillips, Noble Corp. (not an index constituent), and EOG Resources all proved beneficial to results.

Stocks in other sectors that contributed to relative performance included basic materials firm Monsanto Co.*, consumer staples firm Archer-Daniels-Midland Co., financial services firm Metlife, Inc., and health care firm Merck.

    Respectfully,

/s/ Steven R. Gorham

    Steven R. Gorham
    Portfolio Manager

Note: Effective March 1, 2005, Edward Baldini is no longer a portfolio manager of the fund.

*Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 6/30/05

THE INFORMATION BELOW ILLUSTRATES THE HISTORICAL PERFORMANCE OF THE FUND IN COMPARISON TO VARIOUS MARKET INDICATORS. BENCHMARK COMPARISONS ARE UNMANAGED AND DO NOT REFLECT ANY FEES OR EXPENSES. THE MINIMUM INITIAL INVESTMENT IS GENERALLY $3 MILLION. SHARES OF THE FUND ARE PURCHASED AT NET ASSET VALUE. (SEE NOTES TO PERFORMANCE SUMMARY.)

VISIT INSTITUTIONAL.MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS WERE PRIMARILY ACHIEVED DURING FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $3,000,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, May 1, 2001, through June 30, 2005. Index information is from May 1, 2001.)

                          MFS Institutional
                           Lage Cap Value               Russell 1000
                                Fund                     Value Index

              5/01          $3,000,000                    $3,000,000
              6/01           2,973,000                     2,999,000
              6/02           2,776,000                     2,731,000
              6/03           2,673,000                     2,703,000
              6/04           3,241,000                     3,274,000
              6/05           3,664,033                     3,734,485

TOTAL RETURNS THROUGH 6/30/05

AVERAGE ANNUAL

                           Fund
                     commencement date        1-yr         3-yr         Life*
-------------------------------------------------------------------------------
                          5/01/01             13.05%        9.70%        4.92%
-------------------------------------------------------------------------------

COMPARATIVE BENCHMARK
-------------------------------------------------------------------------------
Russell 1000 Value Index#                     14.06%       11.00%        5.40%
-------------------------------------------------------------------------------

* For the period from the commencement of the fund's investment operations, May 1, 2001, through June 30, 2005. Index information is from May 1, 2001.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Russell 1000 Value Index - is constructed to provide a comprehensive barometer for the value securities in the large-cap segment of the U.S. equity universe. Companies in this index generally have lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The value of the fund's domestic investments will fluctuate in response to many factors including the performance and valuation of the issuer and general market conditions. Stock markets are volatile and can decline due to adverse issuer, political, regulatory, or economic conditions. Foreign investments can be more volatile than U.S. investments. Value companies can continue to be undervalued for long periods of time and not realize their full value. When you sell your shares, they may be worth more or less than the amount you paid for them. Please see the prospectus for further information regarding these and other risk considerations.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JANUARY 1, 2005 THROUGH JUNE 30, 2005.

As a shareholder of the fund, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     1/01/05-
                            Ratio      1/01/05         6/30/05         6/30/05
--------------------------------------------------------------------------------
        Actual              0.55%     $1,000.00       $1,012.80          $2.79
--------------------------------------------------------------------------------
        Hypothetical*       0.55%     $1,000.00       $1,022.02          $2.81
--------------------------------------------------------------------------------

 * 5% fund return per year before expenses.
** Expenses paid is equal to the fund's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS - 6/30/05

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 98.2%
---------------------------------------------------------------------------------------------------------
ISSUER                                                                              SHARES        $ VALUE
---------------------------------------------------------------------------------------------------------
Aerospace - 4.8%
---------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                        32,130          $  2,084,273
Northrop Grumman Corp.                                                       33,600             1,856,400
United Technologies Corp.                                                    27,280             1,400,828
---------------------------------------------------------------------------------------------------------
                                                                                             $  5,341,501
---------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.5%
---------------------------------------------------------------------------------------------------------
Diageo PLC, ADR                                                               8,690          $    515,317
---------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 16.0%
---------------------------------------------------------------------------------------------------------
American Express Co.                                                         22,665          $  1,206,458
Bank of America Corp.                                                        93,474             4,263,349
Citigroup, Inc.                                                              82,670             3,821,834
Fannie Mae                                                                   35,322             2,062,805
Freddie Mac                                                                   9,270               604,682
J.P. Morgan Chase & Co.                                                      12,420               438,674
MBNA Corp.                                                                   22,560               590,170
PNC Financial Services Group, Inc.                                           26,730             1,455,716
SunTrust Banks, Inc.                                                         33,430             2,414,983
Wells Fargo & Co.                                                            16,200               997,596
---------------------------------------------------------------------------------------------------------
                                                                                             $ 17,856,267
---------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.1%
---------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                           21,960          $    366,952
Viacom, Inc., "B"                                                            46,200             1,479,324
Walt Disney Co.                                                              19,540               492,017
---------------------------------------------------------------------------------------------------------
                                                                                             $  2,338,293
---------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 5.3%
---------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                      6,250          $    481,125
Goldman Sachs Group, Inc.                                                    29,170             2,975,923
Lehman Brothers Holdings, Inc.                                                6,450               640,356
Mellon Financial Corp.                                                       36,400             1,044,316
Merrill Lynch & Co., Inc.                                                    14,310               787,193
---------------------------------------------------------------------------------------------------------
                                                                                             $  5,928,913
---------------------------------------------------------------------------------------------------------
Business Services - 1.5%
---------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                         73,420          $  1,664,431
---------------------------------------------------------------------------------------------------------
Chemicals - 4.6%
---------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                             22,810          $  1,015,729
E.I. du Pont de Nemours & Co.                                                29,590             1,272,666
Nalco Holding Co.*                                                           15,690               307,995
PPG Industries, Inc.                                                         26,810             1,682,596
Syngenta AG, ADR                                                             44,150               900,218
---------------------------------------------------------------------------------------------------------
                                                                                             $  5,179,204
---------------------------------------------------------------------------------------------------------
Computer Software - 0.9%
---------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                31,700          $    418,440
Symantec Corp.*                                                              25,650               557,631
---------------------------------------------------------------------------------------------------------
                                                                                             $    976,071
---------------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.5%
---------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                          16,760          $    394,028
International Business Machines Corp.                                         2,210               163,982
---------------------------------------------------------------------------------------------------------
                                                                                             $    558,010
---------------------------------------------------------------------------------------------------------
Construction - 1.4%
---------------------------------------------------------------------------------------------------------
Masco Corp.                                                                  48,830          $  1,550,841
---------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.3%
---------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                         23,790          $  1,489,016
---------------------------------------------------------------------------------------------------------
Containers - 0.2%
---------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                               23,350          $    237,469
---------------------------------------------------------------------------------------------------------
Electrical Equipment - 2.0%
---------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                  10,610          $    677,979
Emerson Electric Co.                                                         14,860               930,682
Tyco International Ltd.                                                       8,020               234,184
W.W. Grainger, Inc.                                                           6,100               334,219
---------------------------------------------------------------------------------------------------------
                                                                                             $  2,177,064
---------------------------------------------------------------------------------------------------------
Electronics - 0.4%
---------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                         12,600          $    470,106
---------------------------------------------------------------------------------------------------------
Energy - Independent - 3.2%
---------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                           12,680          $    642,622
EOG Resources, Inc.                                                          15,530               882,104
Unocal Corp.                                                                 31,620             2,056,881
---------------------------------------------------------------------------------------------------------
                                                                                             $  3,581,607
---------------------------------------------------------------------------------------------------------
Energy - Integrated - 8.3%
---------------------------------------------------------------------------------------------------------
BP PLC, ADR                                                                  23,110          $  1,441,602
ConocoPhillips                                                               54,240             3,118,258
Exxon Mobil Corp.                                                            39,380             2,263,169
TOTAL S.A., ADR                                                              20,960             2,449,176
---------------------------------------------------------------------------------------------------------
                                                                                             $  9,272,205
---------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 5.0%
---------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                                   53,852          $  1,151,356
H.J. Heinz Co.                                                               22,680               803,326
Kellogg Co.                                                                  36,900             1,639,836
Nestle S.A., ADR                                                              8,340               532,092
PepsiCo, Inc.                                                                12,584               678,655
Sara Lee Corp.                                                               40,430               800,918
---------------------------------------------------------------------------------------------------------
                                                                                             $  5,606,183
---------------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.3%
---------------------------------------------------------------------------------------------------------
Bowater, Inc.                                                                 8,730          $    282,590
International Paper Co.                                                      36,750             1,110,217
---------------------------------------------------------------------------------------------------------
                                                                                             $  1,392,807
---------------------------------------------------------------------------------------------------------
Insurance - 7.0%
---------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                  15,970          $    691,182
Allstate Corp.                                                               43,816             2,618,006
Chubb Corp.                                                                   6,820               583,860
Hartford Financial Services Group, Inc.                                      13,890             1,038,694
MetLife, Inc.                                                                64,050             2,878,407
---------------------------------------------------------------------------------------------------------
                                                                                             $  7,810,149
---------------------------------------------------------------------------------------------------------
Leisure & Toys - 0.4%
---------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                 21,700          $    451,143
---------------------------------------------------------------------------------------------------------
Machinery & Tools - 2.9%
---------------------------------------------------------------------------------------------------------
Deere & Co.                                                                  30,680          $  2,009,233
Illinois Tool Works, Inc.                                                    11,960               952,973
Sandvik AB, ADR                                                               8,190               303,849
---------------------------------------------------------------------------------------------------------
                                                                                             $  3,266,055
---------------------------------------------------------------------------------------------------------
Medical Equipment - 0.5%
---------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                   15,590          $    578,389
---------------------------------------------------------------------------------------------------------
Oil Services - 0.8%
---------------------------------------------------------------------------------------------------------
Noble Corp.                                                                  13,400          $    824,234
---------------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.3%
---------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                          27,610          $  1,353,166
Eli Lilly & Co.                                                               4,400               245,124
Johnson & Johnson                                                            28,870             1,876,550
Merck & Co., Inc.                                                            46,270             1,425,116
Novartis AG, ADR                                                              7,050               334,452
Pfizer, Inc.                                                                 13,641               376,219
Roche Holding Ltd., ADR                                                       7,160               451,080
Wyeth                                                                        22,770             1,013,265
---------------------------------------------------------------------------------------------------------
                                                                                             $  7,074,972
---------------------------------------------------------------------------------------------------------
Printing & Publishing - 1.5%
---------------------------------------------------------------------------------------------------------
Reed Elsevier PLC, ADR                                                       25,980          $  1,005,946
Tribune Co.                                                                  19,960               702,193
---------------------------------------------------------------------------------------------------------
                                                                                             $  1,708,139
---------------------------------------------------------------------------------------------------------
Railroad & Shipping - 1.0%
---------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                           23,410          $  1,102,143
---------------------------------------------------------------------------------------------------------
Restaurants - 0.6%
---------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                             22,100          $    613,275
---------------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.7%
---------------------------------------------------------------------------------------------------------
Air Liquide, ADR                                                              8,000          $    274,000
Air Products & Chemicals, Inc.                                               21,650             1,305,495
Praxair, Inc.                                                                 7,460               347,636
---------------------------------------------------------------------------------------------------------
                                                                                             $  1,927,131
---------------------------------------------------------------------------------------------------------
Specialty Stores - 2.6%
---------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                    66,540          $  1,314,165
Lowe's Cos., Inc.                                                            12,100               704,462
TJX Cos., Inc.                                                               37,650               916,778
---------------------------------------------------------------------------------------------------------
                                                                                             $  2,935,405
---------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.3%
---------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                      59,079          $  1,436,801
---------------------------------------------------------------------------------------------------------
Telephone Services - 4.3%
---------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                118,860          $  2,982,197
Verizon Communications, Inc.                                                 53,710             1,855,681
---------------------------------------------------------------------------------------------------------
                                                                                             $  4,837,878
---------------------------------------------------------------------------------------------------------
Tobacco - 3.1%
---------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                           53,640          $  3,468,362
---------------------------------------------------------------------------------------------------------
Trucking - 0.2%
---------------------------------------------------------------------------------------------------------
CNF, Inc.                                                                     4,990          $    224,051
---------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 4.7%
---------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                     33,910          $  2,488,655
Entergy Corp.                                                                 6,440               486,542
Exelon Corp.                                                                  7,460               382,922
FPL Group, Inc.                                                               4,640               195,158
PPL Corp.                                                                     9,880               586,674
Public Service Enterprise Group, Inc.                                         8,010               487,168
TXU Corp.                                                                     7,620               633,146
---------------------------------------------------------------------------------------------------------
                                                                                             $  5,260,265
---------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $89,586,144)                                                  $109,653,697
---------------------------------------------------------------------------------------------------------
Short-Term Obligation - 1.9%
---------------------------------------------------------------------------------------------------------
ISSUER                                                                     PAR AMOUNT             $ VALUE
---------------------------------------------------------------------------------------------------------
New Center Asset Trust, 3.4%, due 7/01/05, at Amortized Cost<              $2,190,000        $  2,190,000
---------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $91,776,144)                                             $111,843,697
---------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.1)%                                                          (147,951)
---------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                          $111,695,746
---------------------------------------------------------------------------------------------------------
< The rate shown represents an annualized yield at time of purchase.
* Non-income producing security.
ADR = American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 6/30/05

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $91,776,144)                                     $111,843,697
Cash                                                                                              251
Receivable for investments sold                                                               218,901
Receivable for fund shares sold                                                               160,347
Dividends receivable                                                                          188,846
Receivable from investment adviser                                                              2,571
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $112,414,613
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                            $252,134
Payable for fund shares reacquired                                                            410,893
Payable to affiliates
  Management fee                                                                                1,698
  Shareholder servicing costs                                                                      41
  Administrative services fee                                                                      42
Accrued expenses and other liabilities                                                         54,059
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                    $718,867
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $111,695,746
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                           $88,212,610
Unrealized appreciation on investments                                                     20,067,553
Accumulated undistributed net realized gain on investments                                  2,427,712
Accumulated undistributed net investment income                                               987,871
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $111,695,746
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          10,071,289
-----------------------------------------------------------------------------------------------------------------------------
Net asset value per share
(net assets of $111,695,746 / 10,071,289 shares of beneficial interest outstanding)                                    $11.09
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS

This statement describes how much your fund received in investment income and paid in expenses.
It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 6/30/05

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
-----------------------------------------------------------------------------------------------------------------------------
  Dividends                                                                                 $2,703,818
  Interest                                                                                      57,432
  Foreign taxes withheld                                                                       (15,624)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $2,745,626
-----------------------------------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                              $700,233
  Shareholder servicing costs                                                                    8,852
  Administrative services fee                                                                   10,147
  Trustees' compensation                                                                         5,031
  Custodian fee                                                                                 47,520
  Printing                                                                                       6,700
  Postage                                                                                            4
  Auditing fees                                                                                 42,680
  Legal fees                                                                                     4,343
  Registration fees                                                                             19,429
  Shareholder solicitation expenses                                                                116
  Miscellaneous                                                                                 13,322
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                       $858,377
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                          (4,325)
  Reduction of expenses by investment adviser                                                 (216,509)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                         $637,543
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                              $2,108,083
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions (identified cost basis)                                       $12,700,922
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                                           $(252,302)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                                            $12,448,620
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                              $14,556,703
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

YEARS ENDED 6/30                                                                           2005                    2004

CHANGE IN NET ASSETS:

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                      $2,108,083              $2,592,776
Net realized gain (loss) on investments                                                    12,700,922              10,590,282
Net unrealized gain (loss) on investments                                                    (252,302)             14,609,144
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $14,556,703             $27,792,202
-----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                $(2,359,345)            $(2,319,276)
From net realized gain on investments                                                      (5,102,327)                     --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                              $(7,461,672)            $(2,319,276)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                                        $(18,247,321)           $(37,629,886)
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                               $(11,152,290)           $(12,156,960)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                    122,848,036             135,004,996
At end of period (including accumulated undistributed net investment income of
$987,871 and $1,239,133, respectively)                                                   $111,695,746            $122,848,036
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                             YEARS ENDED 6/30
                                                          -------------------------------------------------------   PERIOD ENDED
                                                              2005            2004            2003           2002     6/30/01*
Net asset value, beginning of period                        $10.40           $8.71           $9.20          $9.91       $10.00
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                        $0.19           $0.18           $0.16          $0.16        $0.02
Net realized and unrealized gain (loss) on investments
and foreign currency                                          1.16            1.66           (0.51)         (0.82)       (0.11)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $1.35           $1.84          $(0.35)        $(0.66)      $(0.09)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                  $(0.21)         $(0.15)         $(0.14)        $(0.05)         $--
From net realized gain on investments                        (0.45)             --              --             --           --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                $(0.66)         $(0.15)         $(0.14)        $(0.05)         $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $11.09          $10.40           $8.71          $9.20        $9.91
------------------------------------------------------------------------------------------------------------------------------
Total return (%)&**                                          13.05           21.23           (3.69)         (6.64)       (0.90)++

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                          0.73            0.71            0.76           0.77         4.88+
Expenses after expense reductions##                           0.55            0.55            0.55           0.55         0.55+
Net investment income                                         1.81            1.81            2.05           1.64         1.73+
Portfolio turnover                                              36              69              68             60           11
Net assets at end of period (000 Omitted)                 $111,696        $122,848        $135,005        $69,242      $12,018
------------------------------------------------------------------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations, May 1, 2001, through June 30, 2001.
 ** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Institutional Large Cap Value Fund (the fund) is a diversified series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended June 30, 2005, the fund's custodian fees were reduced by $3,124 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended June 30, 2005, the fund's miscellaneous expenses were reduced by $1,201 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for treating a portion of the proceeds from redemptions as a distribution from realized gains for tax purposes, wash sales and redemption-in-kind transactions.

The tax character of distributions declared for the years ended June 30, 2005 and June 30, 2004 was as follows:

                                              6/30/05       6/30/04
         Distributions declared from:
           Ordinary income                 $3,754,340    $2,319,276
           Long-term capital gain           3,707,332            --
         ----------------------------------------------------------
         Total distributions declared      $7,461,672    $2,319,276

During the year ended June 30, 2005, accumulated undistributed net realized gain on investments decreased by $6,836,526, and paid-in capital increased by $6,836,526 due to differences between book and tax accounting for treating a portion of the proceeds from redemptions as a distribution from realized gains for tax purposes, redemption-in-kind transactions and related wash sale adjustments. This change had no effect on the net assets or net asset value per share.

As of June 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

         Undistributed ordinary income                   $1,333,440
         Undistributed long-term capital gain             3,059,842
         Unrealized appreciation (depreciation)          19,089,854

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund's average daily net assets. The investment adviser has contractually agreed to waive a portion of its fee in the amount of $58,365, which is shown as a reduction of total expenses in the Statement of Operations. This reduction in the management fee may be rescinded by MFS only with the approval of the fund's Board of Trustees. The management fee incurred for the year ended June 30, 2005 was equivalent to an annual effective rate of 0.55% of the fund's average daily net assets. The investment adviser has contractually agreed to pay all of the fund's operating expenses, exclusive of management, and certain other fees and expenses. This is reflected as a reduction of total expenses in the Statement of Operations. This contractual fee arrangement will continue until November 1, 2005, unless the fund's Board of Trustees consents to an earlier revision or termination of this agreement.

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent. For the year ended June 30, 2005, the fee was $8,752, which equated to 0.0075% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended June 30, 2005, these costs amounted to $38.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets.

The administrative services fee incurred for the year ended June 30, 2005 was equivalent to an annual effective rate of 0.0087% of the fund's average daily net assets.

TRUSTEES COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $591, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. On July 28, 2004, the fund accrued an estimate of the amount to be received pursuant to this matter in the amount of $1,140, which did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $41,424,962 and $64,822,586, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

        Aggregate cost                                 $92,753,843
        ----------------------------------------------------------
        Gross unrealized appreciation                  $21,152,547
        Gross unrealized depreciation                   (2,062,693)
        ----------------------------------------------------------
        Net unrealized appreciation (depreciation)     $19,089,854

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                           Year Ended June 30, 2005        Year Ended June 30, 2004
                                                           SHARES          AMOUNT          SHARES          AMOUNT
Shares sold                                                1,934,088      $20,841,537      4,222,755      $40,509,575

Shares issued to shareholders in reinvestment of
distributions                                                680,189        7,461,672        227,047        2,265,931
Shares reacquired                                         (4,360,055)     (46,550,530)    (8,135,334)     (80,405,392)
----------------------------------------------------------------------------------------------------------------------
Net change                                                (1,745,778)    $(18,247,321)    (3,685,532)    $(37,629,886)

Four shareholders hold more than 10% of the outstanding voting shares of the fund, comprising 74.64% of the outstanding shares at June 30, 2005.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended June 30, 2005 was $742, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended June 30, 2005.

(7) REDEMPTION IN-KIND

On October 8, 2004 and January 4, 2005, the fund paid redemption proceeds by a distribution in-kind of portfolio securities that were valued at $7,325,275 and $23,854,516, respectively. The redeeming shareholder received a pro rata share of each of the securities held by the fund. The sale of such securities generated a realized gain (loss) of $672,490 and $6,574,276, respectively, for the fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Institutional Trust and Shareholders of MFS Institutional Large Cap Value Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Institutional Large Cap Value Fund (one of the portfolios constituting the MFS Institutional Trust) (the "Trust") as of June 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MFS Institutional Large Cap Value Fund of the MFS Institutional Trust as of June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 24, 2005

RESULTS OF SHAREHOLDER MEETING (unaudited) - 6/30/05

At the special meeting of shareholders of MFS Institutional Large Cap Value Fund, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                                 NUMBER OF DOLLARS
                                     ------------------------------------------
NOMINEE                                 AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.               $542,721,867.26                 $0
-------------------------------------------------------------------------------
David H. Gunning                      542,721,867.26                  0
-------------------------------------------------------------------------------
William R. Gutow                      542,721,867.26                  0
-------------------------------------------------------------------------------
Michael Hegarty                       542,721,867.26                  0
-------------------------------------------------------------------------------
J. Atwood Ives                        542,721,867.26                  0
-------------------------------------------------------------------------------
Amy B. Lane                           542,721,867.26                  0
-------------------------------------------------------------------------------
Robert J. Manning                     542,721,867.26                  0
-------------------------------------------------------------------------------
Lawrence T. Perera                    542,721,867.26                  0
-------------------------------------------------------------------------------
Robert C. Pozen                       542,721,867.26                  0
-------------------------------------------------------------------------------
J. Dale Sherratt                      542,721,867.26                  0
-------------------------------------------------------------------------------
Laurie J. Thomsen                     542,721,867.26                  0
-------------------------------------------------------------------------------

FEDERAL TAX INFORMATION (unaudited)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.

The fund has designated $3,778,110 as a capital gain dividend for the year ended June 30, 2005.

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of August 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500
Boylston Street, Boston, Massachusetts 02116.

                                  POSITION(s) HELD       TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                  WITH FUND              SINCE(1)                        OTHER DIRECTORSHIPS(2)
-------------------               ----------------       ---------------   --------------------------------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)          Trustee and President     February 2004      Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                            Executive Officer, President, Chief Investment Officer
                                                                           and Director

Robert C. Pozen(3)            Trustee                   February 2004      Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                            (since February 2004); Harvard Law School (education),
                                                                           John Olin Visiting Professor (since July 2002);
                                                                           Secretary of Economic Affairs, The Commonwealth of
                                                                           Massachusetts (January 2002 to December 2002); Fidelity
                                                                           Investments, Vice Chairman (June 2000 to December 2001);
                                                                           Fidelity Management & Research Company (investment
                                                                           adviser), President (March 1997 to July 2001); Bell
                                                                           Canada Enterprises (telecommunications), Director;
                                                                           Medtronic, Inc. (medical technology), Director; Telesat
                                                                           (satellite communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of      February 1992      Private investor; Eastern Enterprises (diversified
(born 05/01/36)               Trustees                                     services company), Chairman, Trustee and Chief Executive
                                                                           Officer (until November 2000)

Lawrence H. Cohn, M.D.        Trustee                   August 1993        Brigham and Women's Hospital, Chief of Cardiac Surgery;
(born 03/11/37)                                                            Harvard Medical School, Professor of Surgery

David H. Gunning              Trustee                   January 2004       Cleveland-Cliffs Inc. (mining products and service
(born 05/30/42)                                                            provider), Vice Chairman/Director (since April 2001);
                                                                           Encinitos Ventures (private investment company),
                                                                           Principal (1997 to April 2001); Lincoln Electric
                                                                           Holdings, Inc. (welding equipment manufacturer),
                                                                           Director

William R. Gutow              Trustee                   December 1993      Private investor and real estate consultant; Capitol
(born 09/27/41)                                                            Entertainment Management Company (video franchise), Vice
                                                                           Chairman

Michael Hegarty               Trustee                   December 2004      Retired; AXA Financial (financial services and
(born 12/21/44)                                                            insurance), Vice Chairman and Chief Operating Officer
                                                                           (until May 2001); The Equitable Life Assurance Society
                                                                           (insurance), President and Chief Operating Officer
                                                                           (until May 2001)

Amy B. Lane                   Trustee                   January 2004       Retired; Merrill Lynch & Co., Inc., Managing Director,
(born 02/08/53)                                                            Investment Banking Group (1997 to February 2001);
                                                                           Borders Group, Inc. (book and music retailer), Director;
                                                                           Federal Realty Investment Trust (real estate investment
                                                                           trust), Trustee

Lawrence T. Perera            Trustee                   July 1981          Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee                   August 1993        Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                            specialists), President; Wellfleet Investments (investor
                                                                           in health care companies), Managing General Partner
                                                                           (since 1993); Cambridge Nutraceuticals (professional
                                                                           nutritional products), Chief Executive Officer (until
                                                                           May 2001)

Laurie J. Thomsen             Trustee                   March 2005         Private investor; Prism Venture Partners (venture
(born 08/05/57)                                                            capital), Co-founder and General Partner (until June
                                                                           2004); St. Paul Travelers Companies (commercial property
                                                                           liability insurance), Director

OFFICERS
Robert J. Manning(3)          President and Trustee     February 2004      Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                            Executive Officer, President, Chief Investment Officer
                                                                           and Director

Christopher R. Bohane(3)      Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 01/18/74)               Assistant Clerk                              and Senior Counsel (since April 2003); Kirkpatrick &
                                                                           Lockhart LLP (law firm), Associate (prior to April
                                                                           2003); Nvest Services Company, Assistant Vice President
                                                                           and Associate Counsel (prior to January 2001)

Jeffrey N. Carp(3)            Secretary and Clerk       September 2004     Massachusetts Financial Services Company, Executive Vice
(born 12/01/56)                                                            President, General Counsel and Secretary (since April
                                                                           2004); Hale and Dorr LLP (law firm), Partner (prior to
                                                                           April 2004)

Ethan D. Corey(3)             Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Special
(born 11/21/63)               Assistant Clerk                              Counsel (since December 2004); Dechert LLP (law firm),
                                                                           Counsel (prior to December 2004)

Stephanie A. DeSisto(3)       Assistant Treasurer       May 2003           Massachusetts Financial Services Company, Vice President
(born 10/01/53)                                                            (since April 2003); Brown Brothers Harriman & Co.,
                                                                           Senior Vice President (November 2002 to April 2003); ING
                                                                           Groep N.V./Aeltus Investment Management, Senior Vice
                                                                           President (prior to November 2002)

David L. DiLorenzo(3)         Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 08/10/68)                                                            (since June 2005); JP Morgan Investor Services, Vice
                                                                           President (prior to June 2005); State Street Bank, Vice
                                                                           President and Corporate Audit Manager (prior to January
                                                                           2001)

Maria F. Dwyer(3)             Treasurer                 May 2005           Massachusetts Financial Services Company, Executive Vice
(born 12/01/58)                                                            President and Chief Regulatory Officer (since March
                                                                           2004); Fidelity Management & Research Company, Vice
                                                                           President (prior to March 2004); Fidelity Group of
                                                                           Funds, President and Treasurer (prior to March 2004)

Mark D. Fischer(3)            Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 10/27/70)                                                            (since May 2005); JP Morgan Investment Management
                                                                           Company, Vice President (prior to May 2005)

Brian T. Hourihan(3)          Assistant Secretary and   September 2004     Massachusetts Financial Services Company, Vice
(born 11/11/64)               Assistant Clerk                              President, Senior Counsel and Assistant Secretary (since
                                                                           June 2004); Affiliated Managers Group, Inc., Chief Legal
                                                                           Officer/Centralized Compliance Program (January to April
                                                                           2004); Fidelity Research & Management Company, Assistant
                                                                           General Counsel (prior to January 2004)

Ellen Moynihan(3)             Assistant Treasurer       April 1997         Massachusetts Financial Services Company, Vice President
(born 11/13/57)

Susan S. Newton(3)            Assistant Secretary and   May 2005           Massachusetts Financial Services Company, Senior Vice
(born 03/07/50)               Assistant Clerk                              President and Associate General Counsel (since April
                                                                           2005); John Hancock Advisers, LLC, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005); John Hancock Group of Funds, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005)

Susan A. Pereira(3)           Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Counsel (since
(born 11/05/70)               Assistant Clerk                              June 2004); Bingham McCutchen LLP (law firm), Associate
                                                                           (January 2001 to June 2004); Preti, Flaherty, Beliveau,
                                                                           Pachios & Haley, LLC, Associate (prior to January 2001)

Frank L. Tarantino            Independent Chief         June 2004          Tarantino LLC (provider of compliance services),
(born 03/07/44)               Compliance Officer                           Principal (since June 2004); CRA Business Strategies
                                                                           Group (consulting services), Executive Vice President
                                                                           (April 2003 to June 2004); David L. Babson & Co.
                                                                           (investment adviser), Managing Director, Chief
                                                                           Administrative Officer and Director (February 1997 to
                                                                           March 2003)

James O. Yost(3)              Assistant Treasurer       September 1990     Massachusetts Financial Services Company, Senior Vice
(born 06/12/60)                                                            President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Mses. Lane and Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31,
2004, each Trustee served as a board member of 99 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-----------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                   CUSTODIANS
Massachusetts Financial Services Company             State Street Bank and Trust Company
500 Boylston Street, Boston, MA                      225 Franklin Street, Boston, MA 02110
02116-3741
                                                     JP Morgan Chase Bank
DISTRIBUTOR                                          One Chase Manhattan Plaza
MFS Fund Distributors, Inc.                          New York, NY 10081
500 Boylston Street, Boston, MA
02116-3741                                           INDEPENDENT REGISTERED PUBLIC
                                                     ACCOUNTING FIRM
PORTFOLIO MANAGER                                    Deloitte & Touche LLP
Steven Gorham                                        200 Berkeley Street, Boston, MA 02116

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the fund's Investment Advisory Agreement with MFS will be available on or before December 1, 2005 on the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                                  ILV-ANN 8/05

MFS(R) Institutional Trust
ANNUAL REPORT 6/30/05

MFS(R) INSTITUTIONAL INTERNATIONAL
RESEARCH EQUITY FUND

A path for pursuing opportunity

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) INSTITUTIONAL INTERNATIONAL RESEARCH EQUITY FUND

Objective: Seeks capital appreciation.

TABLE OF CONTENTS
------------------------------------------------

LETTER FROM THE CEO                            1
------------------------------------------------
PORTFOLIO COMPOSITION                          2
------------------------------------------------
MANAGEMENT REVIEW                              3
------------------------------------------------
PERFORMANCE SUMMARY                            5
------------------------------------------------
EXPENSE TABLE                                  7
------------------------------------------------
PORTFOLIO OF INVESTMENTS                       8
------------------------------------------------
FINANCIAL STATEMENTS                          12
------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                 16
------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                        19
------------------------------------------------
RESULTS OF SHAREHOLDER MEETING                20
------------------------------------------------
FEDERAL TAX INFORMATION                       21
------------------------------------------------
TRUSTEES AND OFFICERS                         22
------------------------------------------------
PROXY VOTING POLICIES
AND INFORMATION                       BACK COVER
------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE        BACK COVER
------------------------------------------------
CONTACT INFORMATION                   BACK COVER

-------------------------------------------------------------------------------
THIS REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Website, MFS.COM.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     97.6%
              Cash & Other Net Assets                     2.4%

              TOP TEN HOLDINGS

              TOTAL S.A.                                  2.9%
              ------------------------------------------------
              Samsung Electronics Co. Ltd.                2.8%
              ------------------------------------------------
              Nestle S.A.                                 2.4%
              ------------------------------------------------
              Roche Holding AG                            2.2%
              ------------------------------------------------
              Vodafone Group PLC                          2.2%
              ------------------------------------------------
              SUEZ S.A.                                   2.1%
              ------------------------------------------------
              Royal Bank of Scotland Group PLC            2.0%
              ------------------------------------------------
              Mitsui Mining & Smelting Co. Ltd.           2.0%
              ------------------------------------------------
              Telefonica S.A.                             1.9%
              ------------------------------------------------
              Schneider Electric S.A.                     1.8%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                         27.1%
              ------------------------------------------------
              Utilities & Communications                 11.5%
              ------------------------------------------------
              Energy                                      8.9%
              ------------------------------------------------
              Technology                                  8.3%
              ------------------------------------------------
              Health Care                                 7.9%
              ------------------------------------------------
              Industrial Goods & Services                 7.2%
              ------------------------------------------------
              Basic Materials                             6.9%
              ------------------------------------------------
              Consumer Staples                            6.3%
              ------------------------------------------------
              Leisure                                     5.1%
              ------------------------------------------------
              Autos & Housing                             4.4%
              ------------------------------------------------
              Retailing                                   2.8%
              ------------------------------------------------
              Transportation                              1.2%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              Japan                                      18.6%
              ------------------------------------------------
              Great Britain                              18.0%
              ------------------------------------------------
              France                                     15.0%
              ------------------------------------------------
              Switzerland                                 7.7%
              ------------------------------------------------
              South Korea                                 7.2%
              ------------------------------------------------
              Mexico                                      3.6%
              ------------------------------------------------
              Spain                                       3.4%
              ------------------------------------------------
              Germany                                     3.0%
              ------------------------------------------------
              Netherlands                                 2.4%
              ------------------------------------------------
              Other                                      21.1%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended June 30, 2005, the MFS Institutional International Research Equity Fund provided a total return, at net asset value, of 11.97%. In comparison, the fund's benchmark, the MSCI EAFE Index returned 14.13%.

DETRACTORS FROM PERFORMANCE

Relative to the benchmark, autos and housing, special products and services, and leisure were the weakest contributing sectors over the period. For autos and housing, security selection in this relatively weak sector detracted from relative results. Within this sector, Sekisui Chemical, a Japanese maker of prefabricated houses and building material, was among the top relative detractors for the period.

Stock selection in the special products and services sector hurt relative returns as US-based staffing agency Manpower*, which is not a benchmark constituent, and Japanese technology investment holding company Softbank* significantly depreciated over the reporting period.

Stock selection in the weak-performing leisure sector held back performance relative to the benchmark. Within this sector, Japanese video game console maker Nintendo was among the greatest detractors from relative results. Our position in Japanese camera lens manufacturer Tamron*, which is not a benchmark constituent, also hurt relative performance as the stock's returns lagged that of the benchmark.

Several other Japanese companies were among the top detractors from relative performance. These included consumer electronics company Funai Electric*, which is not a benchmark constituent, electronic device manufacturer Seiko Epson, real estate firm Leopalace 21*, and financing firm Takefuji.

The fund's cash position was also a detractor from relative performance. As with nearly all mutual funds, this portfolio holds cash to buy new holdings and to provide liquidity. In a period when international equity markets rose as measured by the primary benchmark, holding cash hurt performance versus our benchmark, which has no cash position.

CONTRIBUTORS TO PERFORMANCE

The energy, technology, and industrial goods and services sectors were the strongest contributors to performance relative to the benchmark for the reporting period. In the energy sector, stock selection drove relative performance as several of the fund's holdings appreciated significantly over the period. These included oil and gas companies MOL* of Hungary, Statoil of Norway, and CNOOC of China. Global seamless steel pipe manufacturer Tenaris also contributed to relative performance. Our positioning in both the technology and industrial goods and services sectors was a key positive during the reporting period.

Securities in other areas which helped relative performance included Brazilian iron ore miner Companhia Vale do Rio Doce, Hungarian financial services company OTP Bank, and Mexican wireless communications provider America Movil*.

During the reporting period, shifts in currency valuations contributed to the fund's performance relative to the benchmark. The base currency of the fund is U.S. dollars and the performance of the fund, and that of its benchmark, are presented in terms of this currency. Nevertheless, specific holdings of the fund and benchmark may be denominated in different currencies, and therefore present the possibility of currency depreciation or appreciation. Because the exposure of the fund and the benchmark to foreign currency movements may differ from time to time, these movements may have a material impact on relative performance.

Note to Shareholders: Effective May 2005, Jose Luis Garcia and Thomas Melendez have become portfolio managers of the fund, replacing David A. Antonelli.

*Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 6/30/05

THE INFORMATION BELOW ILLUSTRATES THE HISTORICAL PERFORMANCE OF THE FUND IN COMPARISON TO VARIOUS MARKET INDICATORS. BENCHMARK COMPARISONS ARE UNMANAGED AND DO NOT REFLECT ANY FEES OR EXPENSES. THE MINIMUM INITIAL INVESTMENT IS GENERALLY $3 MILLION. SHARES OF THE FUND ARE PURCHASED AT NET ASSET VALUE. (SEE NOTES TO PERFORMANCE SUMMARY.)

VISIT INSTITUTIONAL.MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS WERE PRIMARILY ACHIEVED DURING FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $3,000,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, July 16, 2002, through June 30, 2005. Index information is from August 1, 2002.)

                        MFS Institutional
                          International
                         Research Equity
                              Fund                  MSCI EAFE Index#

              7/02          $3,000,000                $3,000,000
              6/03           3,135,000                 3,127,000
              6/04           4,100,000                 4,154,000
              6/05           4,591,713                 4,740,603

TOTAL RETURNS THROUGH 6/30/05

AVERAGE ANNUAL

                           Fund
                     commencement date                     1-yr         Life*
-------------------------------------------------------------------------------
                          7/16/02                          11.97%       15.49%

COMPARATIVE BENCHMARK
-------------------------------------------------------------------------------
MSCI EAFE Index#                                           14.13%       16.98%
-------------------------------------------------------------------------------
* For the period from the commencement of the fund's investment operations, July 16, 2002, through June 30, 2005. Index information is from August 1, 2002.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

The MSCI EAFE (Europe, Australasia, Far East) Index - is a market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The value of the fund's foreign investments will fluctuate in response to many factors including the performance and valuation of the issuer and general market conditions. Foreign markets can be more volatile than U.S. markets due to currency valuations, political and regulatory environments, and economic developments. The portfolio may invest a substantial amount of its assets in issuers located in a single country or limited number of countries and therefore is susceptible to market, economic, political, or regulatory conditions and developments affecting those countries. The portfolio's performance could be more volatile than the performance of more geographically diversified funds. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. When you sell your shares, they may be worth more or less than the amount you paid for them. Please see the prospectus for further information regarding these and other risk considerations.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JANUARY 1, 2005 THROUGH JUNE 30, 2005.

As a shareholder of the fund, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     1/01/05-
                            Ratio      1/01/05         6/30/05         6/30/05
--------------------------------------------------------------------------------
        Actual              0.85%     $1,000.00       $  975.50          $4.16
--------------------------------------------------------------------------------
        Hypothetical*       0.85%     $1,000.00       $1,020.58          $4.26
--------------------------------------------------------------------------------

 * 5% fund return per year before expenses.
** Expenses paid is equal to the fund's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS - 6/30/05

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Stocks - 97.6%
---------------------------------------------------------------------------------------------------------
ISSUER                                                                       SHARES               $ VALUE
---------------------------------------------------------------------------------------------------------
Airlines - 0.7%
---------------------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd.*                                                   232,180          $  1,013,348
---------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.2%
---------------------------------------------------------------------------------------------------------
Diageo PLC                                                                  118,340          $  1,738,735
---------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.6%
---------------------------------------------------------------------------------------------------------
Burberry Group PLC                                                          119,050          $    856,927
---------------------------------------------------------------------------------------------------------
Automotive - 2.1%
---------------------------------------------------------------------------------------------------------
PSA Peugeot Citroen S.A                                                      17,060          $  1,006,275
Toyota Motor Corp.                                                           58,300             2,084,741
---------------------------------------------------------------------------------------------------------
                                                                                             $  3,091,016
---------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 23.1%
---------------------------------------------------------------------------------------------------------
Aiful Corp.                                                                  25,700          $  1,908,701
Akbank T.A.S                                                                135,730               779,319
Anglo Irish Bank Corp. PLC                                                   66,200               820,299
Banco Bilbao Vizcaya Argentaria S.A                                         141,250             2,171,096
Bancolombia S.A., ADR                                                        10,270               164,217
BNP Paribas                                                                  33,480             2,286,632
Credit Agricole S.A                                                          64,439             1,626,475
DEPFA Bank PLC                                                               48,810               779,992
Erste Bank der Oesterreichischen Sparkassen AG                               29,910             1,495,865
Grupo Financiero Inbursa S.A. de C.V                                        421,000               910,460
Hana Bank                                                                    53,060             1,415,634
HSBC Holdings PLC                                                           139,112             2,218,052
Kookmin Bank                                                                 28,660             1,303,483
Mitsubishi Tokyo Financial Group, Inc.                                          186             1,570,373
OTP Bank Ltd., GDR                                                           27,110             1,808,265
Powszechna Kasa Oszczednosci Bank Polski S.A                                 92,170               746,055
Raiffeisen International Bank Holding AG*                                     3,290               209,125
Royal Bank of Scotland Group PLC                                             97,945             2,949,182
Shinsei Bank Ltd.                                                           257,000             1,379,422
Takefuji Corp.                                                               36,750             2,485,571
UBS AG                                                                       33,262             2,585,032
UFJ Holdings, Inc.                                                              200             1,037,113
Unibanco - Uniao de Bancos Brasileiros S.A., ADR                              6,500               251,030
UniCredito Italiano S.p.A                                                   216,690             1,138,897
---------------------------------------------------------------------------------------------------------
                                                                                             $ 34,040,290
---------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.7%
---------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                     32,620          $  2,025,376
Premiere AG*                                                                 12,480               431,490
---------------------------------------------------------------------------------------------------------
                                                                                             $  2,456,866
---------------------------------------------------------------------------------------------------------
Chemicals - 1.3%
---------------------------------------------------------------------------------------------------------
Hanwha Chemical Corp.                                                        56,320          $    666,983
Syngenta AG                                                                  12,060             1,233,576
---------------------------------------------------------------------------------------------------------
                                                                                             $  1,900,559
---------------------------------------------------------------------------------------------------------
Computer Software - 0.6%
---------------------------------------------------------------------------------------------------------
Business Objects S.A.*                                                       34,520          $    910,460
---------------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.8%
---------------------------------------------------------------------------------------------------------
LG.Philips LCD Co. Ltd.*                                                     25,670          $  1,183,696
---------------------------------------------------------------------------------------------------------
Construction - 2.3%
---------------------------------------------------------------------------------------------------------
Italcementi S.p.A                                                            36,130          $    396,323
Italcementi S.p.A. - Ordinary                                                17,640               274,242
Sekisui Chemical Co. Ltd.                                                   278,000             1,907,199
Urbi Desarrollos Urbanos S.A. de C.V.*                                      139,530               766,029
---------------------------------------------------------------------------------------------------------
                                                                                             $  3,343,793
---------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.1%
---------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                        57,550          $  1,690,737
---------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.8%
---------------------------------------------------------------------------------------------------------
Schneider Electric S.A                                                       35,476          $  2,663,707
---------------------------------------------------------------------------------------------------------
Electronics - 5.3%
---------------------------------------------------------------------------------------------------------
Royal Philips Electronics N.V                                                58,390          $  1,466,775
Samsung Electronics Co. Ltd.                                                  8,840             4,188,326
Seiko Epson Corp.                                                            66,200             2,200,115
---------------------------------------------------------------------------------------------------------
                                                                                             $  7,855,216
---------------------------------------------------------------------------------------------------------
Energy - Independent - 1.5%
---------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                                               8,100          $    293,033
CNOOC Ltd.                                                                3,213,000             1,898,981
---------------------------------------------------------------------------------------------------------
                                                                                             $  2,192,014
---------------------------------------------------------------------------------------------------------
Energy - Integrated - 6.7%
---------------------------------------------------------------------------------------------------------
BP PLC                                                                      219,100          $  2,278,105
LUKOIL, ADR                                                                  30,850             1,135,589
Statoil ASA                                                                 108,060             2,193,428
TOTAL S.A                                                                    18,280             4,276,426
---------------------------------------------------------------------------------------------------------
                                                                                             $  9,883,548
---------------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.0%
---------------------------------------------------------------------------------------------------------
Carrefour S.A                                                                31,440          $  1,515,599
---------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 3.0%
---------------------------------------------------------------------------------------------------------
China Mengniu Dairy Co. Ltd.                                              1,571,000          $  1,039,520
Nestle S.A                                                                   13,570             3,463,244
---------------------------------------------------------------------------------------------------------
                                                                                             $  4,502,764
---------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.7%
---------------------------------------------------------------------------------------------------------
Hilton Group PLC                                                            203,060          $  1,037,158
---------------------------------------------------------------------------------------------------------
Insurance - 2.8%
---------------------------------------------------------------------------------------------------------
Aviva PLC                                                                   189,983          $  2,109,009
AXA                                                                          83,230             2,067,747
---------------------------------------------------------------------------------------------------------
                                                                                             $  4,176,756
---------------------------------------------------------------------------------------------------------
Leisure & Toys - 0.6%
---------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                             8,400          $    875,180
---------------------------------------------------------------------------------------------------------
Machinery & Tools - 5.4%
---------------------------------------------------------------------------------------------------------
Fanuc Ltd.                                                                   19,900          $  1,261,327
Hyundai Mobis                                                                26,760             1,790,691
Mitsui Mining & Smelting Co. Ltd.                                           624,000             2,915,924
Sandvik AB                                                                   52,810             1,953,462
---------------------------------------------------------------------------------------------------------
                                                                                             $  7,921,404
---------------------------------------------------------------------------------------------------------
Medical Equipment - 0.6%
---------------------------------------------------------------------------------------------------------
Synthes, Inc.                                                                 7,500          $    820,765
---------------------------------------------------------------------------------------------------------
Metals & Mining - 3.6%
---------------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                           46,090          $  1,408,274
Anglo American PLC                                                           64,540             1,513,512
BHP Billiton PLC                                                             59,890               768,084
Companhia Vale do Rio Doce, ADR                                              57,250             1,676,280
---------------------------------------------------------------------------------------------------------
                                                                                             $  5,366,150
---------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.9%
---------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.                                                          371,000          $  1,385,436
---------------------------------------------------------------------------------------------------------
Oil Services - 0.7%
---------------------------------------------------------------------------------------------------------
Tenaris S.A., ADR                                                            12,650          $    990,116
---------------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.3%
---------------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                              48,600          $  2,008,085
Chugai Pharmaceutical Co. Ltd.                                              119,700             1,848,015
Roche Holding AG                                                             25,910             3,263,040
Sanofi-Aventis                                                               31,500             2,576,198
Tanabe Seiyaku Co. Ltd.                                                      26,000               250,879
Yamanouchi Pharma Ltd.                                                       23,500               803,183
---------------------------------------------------------------------------------------------------------
                                                                                             $ 10,749,400
---------------------------------------------------------------------------------------------------------
Printing & Publishing - 2.1%
---------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                           139,000          $  1,326,939
Yell Group PLC                                                              231,880             1,762,850
---------------------------------------------------------------------------------------------------------
                                                                                             $  3,089,789
---------------------------------------------------------------------------------------------------------
Real Estate - 1.2%
---------------------------------------------------------------------------------------------------------
Consorcio ARA S.A. de C.V                                                   156,840          $    541,530
Hypo Real Estate Holding AG                                                  26,260               995,897
Macquarie Goodman Group                                                      68,044               210,979
---------------------------------------------------------------------------------------------------------
                                                                                             $  1,748,406
---------------------------------------------------------------------------------------------------------
Specialty Chemicals - 2.0%
---------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.                                                        134,000          $  1,404,149
Kaneka Corp.                                                                134,000             1,496,955
---------------------------------------------------------------------------------------------------------
                                                                                             $  2,901,104
---------------------------------------------------------------------------------------------------------
Specialty Stores - 1.2%
---------------------------------------------------------------------------------------------------------
Fast Retailing Co. Ltd.                                                      12,400          $    644,098
Grupo Elektra S.A. de C.V                                                   154,390             1,146,389
Kingfisher PLC                                                               10,466                45,873
---------------------------------------------------------------------------------------------------------
                                                                                             $  1,836,360
---------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 2.2%
---------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                        1,316,500          $  3,198,611
---------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.6%
---------------------------------------------------------------------------------------------------------
Nokia Oyj                                                                   114,180          $  1,898,200
ZTE Corp.                                                                   132,400               393,909
---------------------------------------------------------------------------------------------------------
                                                                                             $  2,292,109
---------------------------------------------------------------------------------------------------------
Telephone Services - 6.3%
---------------------------------------------------------------------------------------------------------
Deutsche Telekom AG                                                         116,990          $  2,159,819
FastWeb S.p.A.*                                                              33,684             1,448,313
Royal KPN N.V                                                               158,990             1,330,293
Singapore Telecommunications Ltd.                                           951,720             1,564,549
Telefonica S.A                                                              172,170             2,808,247
---------------------------------------------------------------------------------------------------------
                                                                                             $  9,311,221
---------------------------------------------------------------------------------------------------------
Tobacco - 1.0%
---------------------------------------------------------------------------------------------------------
Swedish Match AB                                                            137,060          $  1,553,048
---------------------------------------------------------------------------------------------------------
Trucking - 0.5%
---------------------------------------------------------------------------------------------------------
TNT N.V                                                                      31,820          $    805,888
---------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.1%
---------------------------------------------------------------------------------------------------------
SUEZ S.A                                                                    117,290          $  3,168,998
---------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $131,328,663)                                                 $144,067,174
---------------------------------------------------------------------------------------------------------
Short-Term Obligation - 4.0%
---------------------------------------------------------------------------------------------------------
ISSUER                                                                  PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.4%, due 7/01/05, at Amortized Cost<    $5,920,000          $  5,920,000
---------------------------------------------------------------------------------------------------------
Repurchase Agreement - 1.5%
---------------------------------------------------------------------------------------------------------
Morgan Stanley, 2.19%, dated 6/29/05, due 7/03/05, total to be received $2,130,198 (secured by various U.S. Treasury and Federal
Agency obligations in a jointly traded account), at Cost                 $2,130,000          $  2,130,000
---------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $139,378,663)                                            $152,117,174
---------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (3.1)%                                                        (4,543,945)
---------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                          $147,573,229
---------------------------------------------------------------------------------------------------------
* Non-income producing security.
< The rate shown represents an annualized yield at time of purchase.

ADR = American Depository Receipt
GDR = Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 6/30/05

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $139,378,663)                                    $152,117,174
Cash                                                                                              905
Foreign currency, at value (identified cost, $317,531)                                        315,060
Receivable for investments sold                                                               962,974
Receivable for trust shares sold                                                               70,323
Interest and dividends receivable                                                             177,103
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $153,643,539
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable to investment advisor                                                                 $10,136
Payable for investments purchased                                                           5,986,754
Payable to affiliates
  Management fee                                                                                3,040
  Shareholder servicing costs                                                                      80
  Administrative services fee                                                                      56
Accrued expenses and other liabilities                                                         70,244
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                  $6,070,310
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $147,573,229
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $124,934,224
Unrealized appreciation on investments and translation of assets and liabilities in
foreign currencies                                                                         12,732,476
Accumulated undistributed net realized gain on investments and foreign currency
transactions                                                                                8,528,764
Accumulated undistributed net investment income                                             1,377,765
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $147,573,229
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          10,879,396
-----------------------------------------------------------------------------------------------------------------------------
Net asset value per share
(net assets of $147,573,229 / 10,879,396 shares of beneficial interest outstanding)                                    $13.56
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 6/30/05

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
-----------------------------------------------------------------------------------------------------------------------------
  Dividends                                                                                 $2,942,412
  Interest                                                                                      40,692
  Foreign taxes withheld                                                                      (271,067)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $2,712,037
-----------------------------------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                              $905,078
  Shareholder servicing costs                                                                    9,202
  Administrative services fee                                                                   11,440
  Trustees' compensation                                                                         4,055
  Custodian fee                                                                                164,975
  Printing                                                                                       7,432
  Postage                                                                                           20
  Auditing fees                                                                                 44,419
  Legal fees                                                                                     4,407
  Shareholder solicitation expenses                                                                 18
  Registration fees                                                                             18,023
  Miscellaneous                                                                                 16,750
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $1,185,819
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                          (3,487)
  Reduction of expenses by investment adviser                                                 (159,030)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $1,023,302
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                              $1,688,735
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
Investment transactions (net of $65,938 Country Tax)                                       $10,522,109
  Foreign currency transactions                                                                (40,491)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                         $10,481,618
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -
  Investments                                                                                 $713,320
  Translation of assets and liabilities in foreign currencies                                   (7,830)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                           $705,490
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                       $11,187,108
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                              $12,875,843
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

YEARS ENDED 6/30                                                                           2005                    2004

CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                      $1,688,735              $1,339,181
Net realized gain (loss) on investments and foreign currency transactions                  10,481,618              12,649,883
Net unrealized gain (loss) on investments and foreign currency translation                    705,490               6,717,933
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $12,875,843             $20,706,997
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                $(1,348,685)              $(680,541)
From net realized gain on investments and foreign currency transactions                   (11,458,136)               (462,214)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                             $(12,806,821)            $(1,142,755)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                                         $43,647,060             $25,035,318
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                                $43,716,082             $44,599,560
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                    103,857,147              59,257,587
At end of period (including accumulated undistributed net investment income of
$1,377,765 and $1,144,144, respectively)                                                 $147,573,229            $103,857,147
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                                        YEARS ENDED 6/30
                                                                                   ---------------------------    PERIOD ENDED
                                                                                        2005              2004      6/30/03*
Net asset value, beginning of period                                                  $13.46            $10.43         $10.00
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $0.19             $0.20          $0.14

Net realized and unrealized gain (loss) on investments and
foreign currency                                                                        1.46              3.00           0.31
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                       $1.65             $3.20          $0.45
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                            $(0.16)           $(0.10)        $(0.02)

From net realized gain on investments and foreign currency transactions                (1.39)            (0.07)            --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                          $(1.55)           $(0.17)        $(0.02)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                        $13.56            $13.46         $10.43
------------------------------------------------------------------------------------------------------------------------------
Total return (%)&**                                                                    11.97             30.82           4.49++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                                    0.98              1.03           1.11+
Expenses after expense reductions##                                                     0.85              0.85           0.85+
Net investment income                                                                   1.40              1.61           1.55+
Portfolio turnover                                                                        93               109             97
Net assets at end of period (000 Omitted)                                           $147,573          $103,857        $59,258
------------------------------------------------------------------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations, July 16, 2002, through June 30, 2003.
 ** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Institutional International Research Equity Fund (the fund) is a diversified series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended June 30, 2005, the fund's custodian fees were reduced by $2,988 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended June 30, 2005, the fund's miscellaneous expenses were reduced by $499 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, treating a portion of the proceeds from redemptions as a distribution from realized gains for tax purposes, foreign taxes, wash sales, and passive foreign investment companies.

The tax character of distributions declared for the years ended June 30, 2005 and June 30, 2004 was as follows:

                                                6/30/05      6/30/04
              Distributions declared from:

                Ordinary income              $6,477,728     $950,444

                Long-term capital gain        6,329,093      192,311
              ------------------------------------------------------
                                            $12,806,821   $1,142,755

During the year ended June 30, 2005, accumulated undistributed net investment income decreased by $106,429, accumulated undistributed net realized gain on investments and foreign currency transactions increased by $372, and paid-in capital increased by $106,057 due to differences between book and tax accounting for foreign currency transactions, treating a portion of the proceeds from redemptions as a distribution from realized gains for tax purposes, and foreign taxes. This change had no effect on the net assets or net asset value per share.

As of June 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Undistributed ordinary income               $3,798,112
              Undistributed long-term capital gain         6,557,051
              Unrealized appreciation (depreciation)      12,290,385
              Other temporary differences                     (6,543)

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

The investment adviser has contractually agreed to pay a portion of the fund's operating expenses, exclusive of management and certain other fees and expenses, such that operating expenses do not exceed 0.10% annually of the fund's average daily net assets. This is reflected as a reduction of total expenses in the Statement of Operations. This contractual fee arrangement will continue until November 1, 2005, unless the fund's Board of Trustees consents to an earlier revision or termination of this agreement.

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent. For the year ended June 30, 2005, the fee was $9,072, which equated to 0.0075% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended June 30, 2005, these costs amounted to $131.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets.

The administrative services fee incurred for the year ended June 30, 2005 was equivalent to an annual effective rate of 0.0095% of the fund's average daily net assets.

TRUSTEES' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $602, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The payable to investment advisor represents certain expenses to be paid to MFS as a result of an expense adjustment.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $141,813,158 and $110,773,399, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

              Aggregate cost                              $139,826,789
              --------------------------------------------------------
              Gross unrealized appreciation                $14,195,214
              Gross unrealized depreciation                 (1,904,829)
              --------------------------------------------------------
              Net unrealized appreciation (depreciation)   $12,290,385

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                        Year Ended 6/30/05              Year Ended 6/30/04
                     SHARES          AMOUNT          SHARES          AMOUNT

Shares sold          3,593,615      $49,641,588      2,253,582      $27,919,864

Shares reacquired     (429,291)      (5,994,528)      (218,064)      (2,884,546)
--------------------------------------------------------------------------------
Net change           3,164,324      $43,647,060      2,035,518      $25,035,318

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended June 30, 2005 was $871, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended June 30, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Institutional Trust and Shareholders of MFS Institutional International Research Equity Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MFS Institutional International Research Equity Fund (one of the portfolios constituting the MFS Institutional Trust) (the "Trust") as of June 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years ended June 30, 2004 and 2005 and the period from July 16, 2002 (commencement of operations) through June 30, 2003. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MFS Institutional International Research Equity Fund of the MFS Institutional Trust as of June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years ended June 30, 2004 and 2005 and the period from July 16, 2002 (commencement of operations) through June 30, 2003, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 24, 2005

RESULTS OF SHAREHOLDER MEETING (unaudited) - 6/30/05

At a special meeting of shareholders of MFS Institutional International Research Equity Fund, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                                NUMBER OF DOLLARS
                                    ------------------------------------------
NOMINEE                                AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.              $542,721,867.26                 $0
------------------------------------------------------------------------------
David H. Gunning                     542,721,867.26                  0
------------------------------------------------------------------------------
William R. Gutow                     542,721,867.26                  0
------------------------------------------------------------------------------
Michael Hegarty                      542,721,867.26                  0
------------------------------------------------------------------------------
J. Atwood Ives                       542,721,867.26                  0
------------------------------------------------------------------------------
Amy B. Lane                          542,721,867.26                  0
------------------------------------------------------------------------------
Robert J. Manning                    542,721,867.26                  0
------------------------------------------------------------------------------
Lawrence T. Perera                   542,721,867.26                  0
------------------------------------------------------------------------------
Robert C. Pozen                      542,721,867.26                  0
------------------------------------------------------------------------------
J. Dale Sherratt                     542,721,867.26                  0
------------------------------------------------------------------------------
Laurie J. Thomsen                    542,721,867.26                  0
------------------------------------------------------------------------------

FEDERAL TAX INFORMATION (unaudited)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.

The fund has designated $6,435,149 as a capital gain dividend for the year ended June 30, 2005.

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of August 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston
Street, Boston, Massachusetts 02116.

                                  POSITION(s) HELD       TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                  WITH FUND              SINCE(1)                        OTHER DIRECTORSHIPS(2)
-------------------               ----------------       ---------------   --------------------------------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)          Trustee and President     February 2004      Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                            Executive Officer, President, Chief Investment Officer
                                                                           and Director

Robert C. Pozen(3)            Trustee                   February 2004      Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                            (since February 2004); Harvard Law School (education),
                                                                           John Olin Visiting Professor (since July 2002);
                                                                           Secretary of Economic Affairs, The Commonwealth of
                                                                           Massachusetts (January 2002 to December 2002); Fidelity
                                                                           Investments, Vice Chairman (June 2000 to December 2001);
                                                                           Fidelity Management & Research Company (investment
                                                                           adviser), President (March 1997 to July 2001); Bell
                                                                           Canada Enterprises (telecommunications), Director;
                                                                           Medtronic, Inc. (medical technology), Director; Telesat
                                                                           (satellite communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of      February 1992      Private investor; Eastern Enterprises (diversified
(born 05/01/36)               Trustees                                     services company), Chairman, Trustee and Chief Executive
                                                                           Officer (until November 2000)

Lawrence H. Cohn, M.D.        Trustee                   August 1993        Brigham and Women's Hospital, Chief of Cardiac Surgery;
(born 03/11/37)                                                            Harvard Medical School, Professor of Surgery

David H. Gunning              Trustee                   January 2004       Cleveland-Cliffs Inc. (mining products and service
(born 05/30/42)                                                            provider), Vice Chairman/Director (since April 2001);
                                                                           Encinitos Ventures (private investment company),
                                                                           Principal (1997 to April 2001); Lincoln Electric
                                                                           Holdings, Inc. (welding equipment manufacturer),
                                                                           Director

William R. Gutow              Trustee                   December 1993      Private investor and real estate consultant; Capitol
(born 09/27/41)                                                            Entertainment Management Company (video franchise), Vice
                                                                           Chairman

Michael Hegarty               Trustee                   December 2004      Retired; AXA Financial (financial services and
(born 12/21/44)                                                            insurance), Vice Chairman and Chief Operating Officer
                                                                           (until May 2001); The Equitable Life Assurance Society
                                                                           (insurance), President and Chief Operating Officer
                                                                           (until May 2001)

Amy B. Lane                   Trustee                   January 2004       Retired; Merrill Lynch & Co., Inc., Managing Director,
(born 02/08/53)                                                            Investment Banking Group (1997 to February 2001);
                                                                           Borders Group, Inc. (book and music retailer), Director;
                                                                           Federal Realty Investment Trust (real estate investment
                                                                           trust), Trustee

Lawrence T. Perera            Trustee                   July 1981          Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee                   August 1993        Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                            specialists), President; Wellfleet Investments (investor
                                                                           in health care companies), Managing General Partner
                                                                           (since 1993); Cambridge Nutraceuticals (professional
                                                                           nutritional products), Chief Executive Officer (until
                                                                           May 2001)

Laurie J. Thomsen             Trustee                   March 2005         Private investor; Prism Venture Partners (venture
(born 08/05/57)                                                            capital), Co-founder and General Partner (until June
                                                                           2004); St. Paul Travelers Companies (commercial property
                                                                           liability insurance), Director

OFFICERS
Robert J. Manning(3)          President and Trustee     February 2004      Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                            Executive Officer, President, Chief Investment Officer
                                                                           and Director

Christopher R. Bohane(3)      Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 01/18/74)               Assistant Clerk                              and Senior Counsel (since April 2003); Kirkpatrick &
                                                                           Lockhart LLP (law firm), Associate (prior to April
                                                                           2003); Nvest Services Company, Assistant Vice President
                                                                           and Associate Counsel (prior to January 2001)

Jeffrey N. Carp(3)            Secretary and Clerk       September 2004     Massachusetts Financial Services Company, Executive Vice
(born 12/01/56)                                                            President, General Counsel and Secretary (since April
                                                                           2004); Hale and Dorr LLP (law firm), Partner (prior to
                                                                           April 2004)

Ethan D. Corey(3)             Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Special
(born 11/21/63)               Assistant Clerk                              Counsel (since December 2004); Dechert LLP (law firm),
                                                                           Counsel (prior to December 2004)

Stephanie A. DeSisto(3)       Assistant Treasurer       May 2003           Massachusetts Financial Services Company, Vice President
(born 10/01/53)                                                            (since April 2003); Brown Brothers Harriman & Co.,
                                                                           Senior Vice President (November 2002 to April 2003); ING
                                                                           Groep N.V./Aeltus Investment Management, Senior Vice
                                                                           President (prior to November 2002)

David L. DiLorenzo(3)         Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 08/10/68)                                                            (since June 2005); JP Morgan Investor Services, Vice
                                                                           President (prior to June 2005); State Street Bank, Vice
                                                                           President and Corporate Audit Manager (prior to January
                                                                           2001)

Maria F. Dwyer(3)             Treasurer                 May 2005           Massachusetts Financial Services Company, Executive Vice
(born 12/01/58)                                                            President and Chief Regulatory Officer (since March
                                                                           2004); Fidelity Management & Research Company, Vice
                                                                           President (prior to March 2004); Fidelity Group of
                                                                           Funds, President and Treasurer (prior to March 2004)

Mark D. Fischer(3)            Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 10/27/70)                                                            (since May 2005); JP Morgan Investment Management
                                                                           Company, Vice President (prior to May 2005)

Brian T. Hourihan(3)          Assistant Secretary and   September 2004     Massachusetts Financial Services Company, Vice
(born 11/11/64)               Assistant Clerk                              President, Senior Counsel and Assistant Secretary (since
                                                                           June 2004); Affiliated Managers Group, Inc., Chief Legal
                                                                           Officer/Centralized Compliance Program (January to April
                                                                           2004); Fidelity Research & Management Company, Assistant
                                                                           General Counsel (prior to January 2004)

Ellen Moynihan(3)             Assistant Treasurer       April 1997         Massachusetts Financial Services Company, Vice President
(born 11/13/57)

Susan S. Newton(3)            Assistant Secretary and   May 2005           Massachusetts Financial Services Company, Senior Vice
(born 03/07/50)               Assistant Clerk                              President and Associate General Counsel (since April
                                                                           2005); John Hancock Advisers, LLC, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005); John Hancock Group of Funds, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005)

Susan A. Pereira(3)           Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Counsel (since
(born 11/05/70)               Assistant Clerk                              June 2004); Bingham McCutchen LLP (law firm), Associate
                                                                           (January 2001 to June 2004); Preti, Flaherty, Beliveau,
                                                                           Pachios & Haley, LLC, Associate (prior to January 2001)

Frank L. Tarantino            Independent Chief         June 2004          Tarantino LLC (provider of compliance services),
(born 03/07/44)               Compliance Officer                           Principal (since June 2004); CRA Business Strategies
                                                                           Group (consulting services), Executive Vice President
                                                                           (April 2003 to June 2004); David L. Babson & Co.
                                                                           (investment adviser), Managing Director, Chief
                                                                           Administrative Officer and Director (February 1997 to
                                                                           March 2003)

James O. Yost(3)              Assistant Treasurer       September 1990     Massachusetts Financial Services Company, Senior Vice
(born 06/12/60)                                                            President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Mses. Lane and
Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each
Trustee served as a board member of 99 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                     CUSTODIANS
Massachusetts Financial Services Company               State Street Bank and Trust Company
500 Boylston Street, Boston, MA                        225 Franklin Street, Boston, MA 02110
02116-3741
                                                       JP Morgan Chase Bank
DISTRIBUTOR                                            One Chase Manhattan Plaza
MFS Fund Distributors, Inc.                            New York, NY 10081
500 Boylston Street, Boston, MA
02116-3741                                             INDEPENDENT REGISTERED PUBLIC
                                                       ACCOUNTING FIRM
PORTFOLIO MANAGERS                                     Deloitte & Touche LLP
Jose Luis Garcia                                       200 Berkeley Street, Boston, MA 02116
Thomas Melendez

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the fund's Investment Advisory Agreement with MFS will be available on or before December 1, 2005 on the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                                  IRE-ANN 8/05

MFS(R) Institutional Trust
ANNUAL REPORT 6/30/05

MFS(R) INSTITUTIONAL
INTERNATIONAL EQUITY FUND

A path for pursuing opportunity

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) INSTITUTIONAL INTERNATIONAL EQUITY FUND

Objective: Seeks long-term growth of capital.

TABLE OF CONTENTS
------------------------------------------------

LETTER FROM THE CEO                            1
------------------------------------------------
PORTFOLIO COMPOSITION                          2
------------------------------------------------
MANAGEMENT REVIEW                              3
------------------------------------------------
PERFORMANCE SUMMARY                            4
------------------------------------------------
EXPENSE TABLE                                  6
------------------------------------------------
PORTFOLIO OF INVESTMENTS                       7
------------------------------------------------
FINANCIAL STATEMENTS                          11
------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                 15
------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                        18
------------------------------------------------
RESULTS OF SHAREHOLDER MEETING                19
------------------------------------------------
FEDERAL TAX INFORMATION                       19
------------------------------------------------
TRUSTEES AND OFFICERS                         20
------------------------------------------------
PROXY VOTING POLICIES
AND INFORMATION                       BACK COVER
------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE        BACK COVER
------------------------------------------------
CONTACT INFORMATION                   BACK COVER

-------------------------------------------------------------------------------
THIS REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Website, MFS.COM.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     96.1%
              Cash & Other Net Assets                     3.9%

              TOP TEN HOLDINGS

              Reckitt Benckiser PLC                       3.4%
              ------------------------------------------------
              Roche Holdings AG                           3.2%
              ------------------------------------------------
              Schneider Electric S.A.                     2.5%
              ------------------------------------------------
              TOTAL S.A.                                  2.5%
              ------------------------------------------------
              Vodafone Group PLC                          2.4%
              ------------------------------------------------
              UBS AG                                      2.3%
              ------------------------------------------------
              Samsung Electronics Co. Ltd.                2.3%
              ------------------------------------------------
              Telefonica S.A.                             2.3%
              ------------------------------------------------
              AXA                                         2.2%
              ------------------------------------------------
              CANON, Inc.                                 2.2%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         18.8%
              ------------------------------------------------
              Utilities & Communications                 11.2%
              ------------------------------------------------
              Health Care                                10.1%
              ------------------------------------------------
              Leisure                                     8.2%
              ------------------------------------------------
              Consumer Staples                            7.9%
              ------------------------------------------------
              Technology                                  7.6%
              ------------------------------------------------
              Industrial Goods & Services                 7.5%
              ------------------------------------------------
              Retailing                                   6.9%
              ------------------------------------------------
              Basic Materials                             6.4%
              ------------------------------------------------
              Energy                                      5.9%
              ------------------------------------------------
              Autos & Housing                             4.0%
              ------------------------------------------------
              Transportation                              1.6%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              Great Britain1                              8.2%
              ------------------------------------------------
              France                                     17.9%
              ------------------------------------------------
              Japan                                      15.8%
              ------------------------------------------------
              Switzerland                                 8.2%
              ------------------------------------------------
              Sweden                                      5.7%
              ------------------------------------------------
              Spain                                       5.0%
              ------------------------------------------------
              Canada                                      3.0%
              ------------------------------------------------
              Germany                                     2.4%
              ------------------------------------------------
              South Korea                                 2.4%
              ------------------------------------------------
              Other                                      21.4%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended June 30, 2005, MFS Institutional International Equity Fund provided a total return of 10.72%, at net asset value. In comparison, the fund's benchmark, the Morgan Stanley Capital International
(MSCI) EAFE (Europe, Australasia, Far East) Index, returned 14.13%.

DETRACTORS FROM PERFORMANCE

Stock selection in the leisure sector was a significant detractor from relative performance, as was our overweighted position in this sector during a period in which it underperformed the benchmark. Holdings of Japanese video game console maker Nintendo and UK satellite television broadcaster British Sky Broadcasting* held back results as both stocks posted negative returns during the period.

Stock selection in the special products & services sector was another area of weakness. Our holdings of Nok*, a Japanese maker of oil seals for automobiles and industrial machinery, hurt relative returns as the stock significantly underperformed the benchmark. In the autos & housing sector, poor stock selection also detracted from relative performance. Our investment in Sekisui Chemical detracted from results as the stock declined over the period.

Other detractors included UK-based home improvement store operator Kingfisher, UK -headquartered financial services firm Amvescap, Japanese telecommunications company KDDI*, and Japanese credit bank Shinsei Bank.

The fund's cash position was also a detractor from relative performance. As with nearly all mutual funds, the fund holds cash to buy new holdings and to provide liquidity. In a period when international equity markets, as measured by the MSCI EAFE Index, outperformed cash, holding any cash hurt performance against the fund's benchmark, which has no cash position.

CONTRIBUTORS TO PERFORMANCE

The fund benefited most strongly during the period from our stock selection in the retailing sector. Several of our positions, such as retailer Esprit and Hennes & Mauritz, posted strong absolute returns and were among the leading individual contributors to relative performance.

Stock selection in the technology and transportation sectors was another source of positive returns, although no individual stocks in either sector were among the fund's top contributors.

Other leading individual contributors to relative performance included the following stocks: Brazilian mining company Companhia Vale do Rio Doce, Canadian energy company EnCana, Hungarian financial services firm OTP Bank, Chinese oil and gas company CNOOC, and Mexican broadcasting firm Grupo Televisa. Also among the top contributors were Swedish industrial conglomerate Atlas Copco and Australian insurer QBE Insurance Group.

During the reporting period, shifts in currency valuations positively contributed to performance relative to the benchmark. The base currency of the portfolio is U.S. dollars and the performance of the portfolio and its benchmark are presented in terms of this currency. Nevertheless, specific holdings of the portfolio and benchmark may be denominated in different currencies and, therefore, present the possibility of currency depreciation or appreciation. Because the exposures of the portfolio and the benchmark to foreign currency movements may differ from time to time, these movements may have a material impact on relative performance.

* Security was not held in the portfolio at period-end.

Respectfully,

David Mannheim                                          Marcus Smith
Portfolio Manager                                       Portfolio Manager

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 6/30/05

THE INFORMATION BELOW ILLUSTRATES THE HISTORICAL PERFORMANCE OF THE FUND IN COMPARISON TO VARIOUS MARKET INDICATORS. BENCHMARK COMPARISONS ARE UNMANAGED AND DO NOT REFLECT ANY FEES OR EXPENSES. THE MINIMUM INITIAL INVESTMENT IS GENERALLY $3 MILLION. SHARES OF THE FUND ARE PURCHASED AT NET ASSET VALUE. (SEE NOTES TO PERFORMANCE SUMMARY.)

VISIT INSTITUTIONAL.MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $3,000,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, January 30, 1996, through June 30, 2005. Index information is from February 1, 1996.)

                           MFS Institutional
                             International
                              Equity Fund              MSCI EAFE Index

              1/96             $3,000,000                $3,000,000
              6/96              3,288,000                 3,127,000
              6/97              4,043,000                 3,538,000
              6/98              4,453,000                 3,764,000
              6/99              4,486,000                 4,062,000
              6/00              5,893,000                 4,771,000
              6/01              4,864,000                 3,658,000
              6/02              4,743,000                 3,321,000
              6/03              4,704,000                 3,120,000
              6/04              5,993,000                 4,145,000
              6/05              6,634,790                 4,730,089

TOTAL RETURNS THROUGH 6/30/05

AVERAGE ANNUAL

                      Fund
                commencement date      1-yr        3-yr       5-yr       Life*
-------------------------------------------------------------------------------
                     1/30/96          10.72%      11.84%      2.40%      8.79%
-------------------------------------------------------------------------------

COMPARATIVE BENCHMARK
-------------------------------------------------------------------------------
MSCI EAFE Index#                      14.13%      12.51%     -0.17%      4.95%
-------------------------------------------------------------------------------
* For the period from the commencement of the fund's investment operations, January 30, 1996, through June 30, 2005. Index information is from February 1, 1996.
#  Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

MSCI EAFE (Europe, Australasia, Far East) Index - is a market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The value of the fund's foreign investments will fluctuate in response to many factors including the performance and valuation of the issuer and general market conditions. Foreign markets can be more volatile than U.S. markets due to currency valuations, political and regulatory environments, and economic developments. The portfolio may invest a substantial amount of its assets in issuers located in a single country or limited number of countries and therefore is susceptible to market, economic, political, or regulatory conditions and developments affecting those countries. The portfolio's performance could be more volatile than the performance of more geographically diversified funds. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. When you sell your shares, they will be worth more or less than the amount you paid for them. Please see the prospectus for further information regarding these and other risk considerations.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JANUARY 1, 2005 THROUGH JUNE 30, 2005.

As a shareholder of the fund, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     1/01/05-
                            Ratio      1/01/05         6/30/05         6/30/05
--------------------------------------------------------------------------------
        Actual              0.75%     $1,000.00       $  977.30          $3.68
--------------------------------------------------------------------------------
        Hypothetical*       0.75%     $1,000.00       $1,021.08          $3.76
--------------------------------------------------------------------------------

 * 5% fund return per year before expenses.
** Expenses paid is equal to the fund's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS - 6/30/05

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Stocks - 96.1%
---------------------------------------------------------------------------------------------------------
ISSUER                                                                       SHARES               $ VALUE
---------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.5%
---------------------------------------------------------------------------------------------------------
Diageo PLC                                                                1,076,528        $   15,817,107
---------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 2.4%
---------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A.^                                      184,620        $   14,200,194
Toray Industries, Inc.                                                    2,257,000            10,664,671
---------------------------------------------------------------------------------------------------------
                                                                                           $   24,864,865
---------------------------------------------------------------------------------------------------------
Automotive - 3.1%
---------------------------------------------------------------------------------------------------------
Bridgestone Corp.^                                                          738,000        $   14,122,214
Toyota Motor Corp.                                                          497,500            17,790,031
---------------------------------------------------------------------------------------------------------
                                                                                           $   31,912,245
---------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 13.8%
---------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria S.A.^                                     1,155,790        $   17,765,177
Bangkok Bank Public Co. Ltd.                                              2,137,400             5,563,412
Credit Agricole S.A.^                                                       604,598            15,260,382
DBS Group Holdings Ltd.                                                     595,000             5,037,214
DEPFA Bank PLC                                                              708,220            11,317,475
Erste Bank der Oesterreichischen Sparkassen AG                              381,180            19,063,654
OTP Bank Ltd., GDR                                                          208,830            13,929,176
Powszechna Kasa Oszczednosci Bank Polski S.A                                698,390             5,653,004
PT Bank Central Asia Tbk                                                 12,809,000             4,724,631
Shinsei Bank Ltd.^                                                        2,324,000            12,473,842
UBS AG^                                                                     306,655            23,832,393
UniCredito Italiano S.p.A.^                                               1,544,300             8,116,657
---------------------------------------------------------------------------------------------------------
                                                                                           $  142,737,017
---------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.5%
---------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                    174,100        $   10,809,869
Premiere AG                                                                  23,510               812,848
Societe Television Francaise 1^                                             163,415             4,323,779
---------------------------------------------------------------------------------------------------------
                                                                                           $   15,946,496
---------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.0%
---------------------------------------------------------------------------------------------------------
AMVESCAP PLC                                                              1,842,310        $   10,926,890
---------------------------------------------------------------------------------------------------------
Chemicals - 0.3%
---------------------------------------------------------------------------------------------------------
Syngenta AG                                                                  28,605        $    2,925,907
---------------------------------------------------------------------------------------------------------
Computer Software - 1.9%
---------------------------------------------------------------------------------------------------------
Business Objects S.A.*                                                      369,140        $    9,736,018
Check Point Software Technologies Ltd.*                                     496,000             9,820,800
---------------------------------------------------------------------------------------------------------
                                                                                           $   19,556,818
---------------------------------------------------------------------------------------------------------
Construction - 0.9%
---------------------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd.                                                 1,357,000        $    9,309,603
---------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.4%
---------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                     1,199,360        $   35,235,490
---------------------------------------------------------------------------------------------------------
Electrical Equipment - 4.1%
---------------------------------------------------------------------------------------------------------
Nitto Denko Corp.                                                           286,600        $   16,304,731
Schneider Electric S.A.^                                                    345,324            25,928,565
---------------------------------------------------------------------------------------------------------
                                                                                           $   42,233,296
---------------------------------------------------------------------------------------------------------
Electronics - 4.9%
---------------------------------------------------------------------------------------------------------
CANON, Inc.^                                                                436,000        $   22,841,488
Murata Manufacturing Co. Ltd.                                                69,800             3,528,970
Samsung Electronics Co. Ltd.                                                 50,150            23,760,697
Samsung Electronics Co. Ltd., GDR                                             2,900               693,825
---------------------------------------------------------------------------------------------------------
                                                                                           $   50,824,980
---------------------------------------------------------------------------------------------------------
Energy - Independent - 2.9%
---------------------------------------------------------------------------------------------------------
CNOOC Ltd.                                                               27,240,000        $   16,099,669
EnCana Corp.                                                                344,740            13,575,560
---------------------------------------------------------------------------------------------------------
                                                                                           $   29,675,229
---------------------------------------------------------------------------------------------------------
Energy - Integrated - 3.0%
---------------------------------------------------------------------------------------------------------
BG Group PLC                                                                699,840        $    5,734,717
TOTAL S.A.^                                                                 108,860            25,466,726
---------------------------------------------------------------------------------------------------------
                                                                                           $   31,201,443
---------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 3.0%
---------------------------------------------------------------------------------------------------------
Groupe Danone^                                                              188,430        $   16,504,071
Nestle S.A                                                                   55,612            14,192,920
---------------------------------------------------------------------------------------------------------
                                                                                           $   30,696,991
---------------------------------------------------------------------------------------------------------
Gaming & Lodging - 3.8%
---------------------------------------------------------------------------------------------------------
Hilton Group PLC                                                          3,995,987        $   20,410,080
William Hill Organization Ltd.                                            1,983,790            19,086,390
---------------------------------------------------------------------------------------------------------
                                                                                           $   39,496,470
---------------------------------------------------------------------------------------------------------
General Merchandise - 0.8%
---------------------------------------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V                                            2,072,500        $    8,402,339
---------------------------------------------------------------------------------------------------------
Insurance - 4.0%
---------------------------------------------------------------------------------------------------------
AXA^                                                                        922,890        $   22,928,063
QBE Insurance Group Ltd.^                                                 1,098,234            13,361,438
Riunione Adriatica di Sicurta S.p.A.^                                       273,830             5,309,125
---------------------------------------------------------------------------------------------------------
                                                                                           $   41,598,626
---------------------------------------------------------------------------------------------------------
Leisure & Toys - 1.0%
---------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                            97,000        $   10,106,242
---------------------------------------------------------------------------------------------------------
Machinery & Tools - 3.4%
---------------------------------------------------------------------------------------------------------
Atlas Copco AB^                                                             839,180        $   13,267,023
Sandvik AB^                                                                 610,180            22,570,786
---------------------------------------------------------------------------------------------------------
                                                                                           $   35,837,809
---------------------------------------------------------------------------------------------------------
Medical Equipment - 2.0%
---------------------------------------------------------------------------------------------------------
Smith & Nephew PLC                                                        1,035,400        $   10,189,962
Straumann Holding AG^                                                        14,700             3,058,562
Synthes, Inc.                                                                68,600             7,507,267
---------------------------------------------------------------------------------------------------------
                                                                                           $   20,755,791
---------------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%
---------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                             300,770        $    8,806,546
---------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 1.4%
---------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.^                                                       3,844,000        $   14,354,765
---------------------------------------------------------------------------------------------------------
Pharmaceuticals - 8.1%
---------------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                             428,140        $   17,690,159
Chugai Pharmaceutical Co. Ltd.                                              423,530             6,538,762
Roche Holdings AG                                                           262,510            33,059,847
Sanofi-Aventis^                                                             172,100            14,075,039
Schering AG                                                                 207,570            12,698,832
---------------------------------------------------------------------------------------------------------
                                                                                           $   84,062,639
---------------------------------------------------------------------------------------------------------
Printing & Publishing - 1.9%
---------------------------------------------------------------------------------------------------------
Reed Elsevier N.V                                                           805,250        $   11,179,038
Yell Group PLC                                                            1,117,140             8,492,971
---------------------------------------------------------------------------------------------------------
                                                                                           $   19,672,009
---------------------------------------------------------------------------------------------------------
Railroad & Shipping - 1.6%
---------------------------------------------------------------------------------------------------------
Canadian National Railway Co.                                               291,173        $   16,786,123
---------------------------------------------------------------------------------------------------------
Specialty Chemicals - 5.3%
---------------------------------------------------------------------------------------------------------
Air Liquide S.A., Bearer Shares^                                             83,293        $   14,144,690
Air Liquide S.A., Registered Shares                                          69,845            11,860,971
Asahi Glass Co. Ltd.^                                                     1,733,000            18,159,625
BOC Group PLC                                                               280,310             5,023,548
Kaneka Corp.                                                                498,000             5,563,311
---------------------------------------------------------------------------------------------------------
                                                                                           $   54,752,145
---------------------------------------------------------------------------------------------------------
Specialty Stores - 3.7%
---------------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                      1,268,000        $    9,125,028
Hennes & Mauritz AB, "B"^                                                   426,910            14,990,096
Kingfisher PLC                                                              628,313             2,753,905
NEXT PLC                                                                    416,150            11,206,853
---------------------------------------------------------------------------------------------------------
                                                                                           $   38,075,882
---------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 3.5%
---------------------------------------------------------------------------------------------------------
Hutchison Telecommunications International Ltd.                          11,900,000        $   11,790,668
Vodafone Group PLC                                                       10,003,715            24,305,351
---------------------------------------------------------------------------------------------------------
                                                                                           $   36,096,019
---------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 0.8%
---------------------------------------------------------------------------------------------------------
Ericsson, Inc., "B"                                                       2,524,760        $    8,065,261
---------------------------------------------------------------------------------------------------------
Telephone Services - 4.5%
---------------------------------------------------------------------------------------------------------
FastWeb S.p.A.^                                                             147,792        $    6,354,621
Singapore Telecommunications Ltd.                                        10,550,360            17,343,914
Telefonica S.A.^                                                          1,434,388            23,396,127
---------------------------------------------------------------------------------------------------------
                                                                                           $   47,094,662
---------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.8%
---------------------------------------------------------------------------------------------------------
Iberdrola S.A.^                                                             372,150        $    9,775,419
Veolia Environnement^                                                       244,360             9,138,467
---------------------------------------------------------------------------------------------------------
                                                                                           $   18,913,886
---------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $916,087,508)                                               $  996,741,591
---------------------------------------------------------------------------------------------------------
Short-Term Obligation - 2.1%
---------------------------------------------------------------------------------------------------------
ISSUER                                                                   PAR AMOUNT               $ VALUE
---------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.4%, due 7/01/05, at Amortized
Cost and Value<                                                        $ 21,391,000        $   21,391,000
---------------------------------------------------------------------------------------------------------
Portfolio of Investments - continued
Collateral for Securities Loaned - 19.2%
---------------------------------------------------------------------------------------------------------
ISSUER                                                                      SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net
Asset Value                                                             199,282,428        $  199,282,428
---------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,136,760,936)(S)                                     $1,217,415,019
---------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (17.4)%                                                     (180,807,587)
---------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                        $1,036,607,432
---------------------------------------------------------------------------------------------------------
  * Non-income producing security.
  + Restricted security.
  ^ All or a portion of this security is on loan.
  < The rate shown represents an annualized yield at time of purchase.

(S) As of June 30, 2005, the fund had 63 securities representing $846,216,117 and 81.6% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 6/30/05

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value, including $189,617,288 of securities on loan
(identified cost, $1,136,760,936)                                                     $1,217,415,019
Cash                                                                                          57,027
Foreign currency, at value (identified cost, $1,061,362)                                   1,047,153
Receivable for investments sold                                                            6,910,988
Receivable for trust shares sold                                                           9,779,948
Interest and dividends receivable                                                          1,222,750
Receivable from investment adviser                                                           103,387
Other assets                                                                                  11,130
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                   $1,236,547,402
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for trust shares reacquired                                                         $397,858
Collateral for securities loaned, at value                                               199,282,428
Payable to affiliates
  Management fee                                                                              22,277
  Shareholder servicing costs                                                                  1,036
  Administrative services fee                                                                    388
Accrued expenses and other liabilities                                                       235,983
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                $199,939,970
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                     $1,036,607,432
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                         $931,100,468
Unrealized appreciation (depreciation) on investments and translation of assets
and liabilities in foreign currencies                                                     80,611,942
Accumulated undistributed net realized gain (loss) on investments and foreign
currency transactions                                                                     13,641,570
Accumulated undistributed net investment income                                           11,253,452
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                     $1,036,607,432
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          66,947,126
-----------------------------------------------------------------------------------------------------------------------------
Net asset value per share
(net assets of $1,036,607,432 / 66,947,126 shares of beneficial interest
outstanding)                                                                                                           $15.48
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS

This statement describes how much your fund received in investment income and paid in expenses.
It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 6/30/05

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                $19,153,825
  Interest                                                                                   1,234,286
  Foreign taxes withheld                                                                    (1,849,722)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                           $18,538,389
-----------------------------------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                            $5,724,099
  Shareholder servicing costs                                                                   64,430
  Administrative services fee                                                                   76,926
  Trustees' compensation                                                                        14,138
  Custodian fee                                                                                947,357
  Printing                                                                                      33,100
  Auditing fees                                                                                 45,925
  Legal fees                                                                                    24,148
  Shareholder solicitation expenses                                                              3,648
  Miscellaneous                                                                                 57,299
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $6,991,070
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                         (16,992)
  Reduction of expenses by investment adviser                                               (1,266,971)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $5,707,107
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                             $12,831,282
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $101,784 country tax)                                    $29,025,103
  Foreign currency transactions                                                                 91,205
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                         $29,116,308
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -
  Investments                                                                              $17,844,285
  Translation of assets and liabilities in foreign currencies                                  (38,819)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                        $17,805,466
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                       $46,921,774
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                              $59,753,056
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

YEARS ENDED 6/30                                                                          2005                     2004

CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                     $12,831,282              $6,191,440
Net realized gain (loss) on investments and foreign currency transactions                  29,116,308              30,309,588
Net unrealized gain (loss) on investments and foreign currency translation                 17,805,466              51,393,534
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $59,753,056             $87,894,562
-----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                $(7,234,092)            $(1,588,046)
From net realized gain on investments and foreign currency transactions                   (29,759,205)                     --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                             $(36,993,297)            $(1,588,046)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                                        $408,860,636            $315,884,459
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                               $431,620,395            $402,190,975
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                    604,987,037             202,796,062
-----------------------------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net investment income of
$11,253,452 and $5,630,293, respectively)                                              $1,036,607,432            $604,987,037
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                                   YEARS ENDED 6/30
                                                            ------------------------------------------------------------------
                                                              2005            2004            2003           2002         2001
Net asset value, beginning of period                        $14.73          $11.61          $11.77         $12.17       $16.38
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                        $0.26           $0.21           $0.17          $0.09        $0.10

Net realized and unrealized gain (loss) on
investments and
foreign currency                                              1.34            2.97           (0.27)         (0.41)       (2.83)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $1.60           $3.18          $(0.10)        $(0.32)      $(2.73)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                  $(0.17)         $(0.06)         $(0.06)        $(0.08)      $(0.18)

From net realized gain on investments and foreign
currency transactions                                        (0.68)             --              --             --        (1.30)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                $(0.85)         $(0.06)         $(0.06)        $(0.08)      $(1.48)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $15.48          $14.73          $11.61         $11.77       $12.17
------------------------------------------------------------------------------------------------------------------------------
Total return (%)***&                                         10.72           27.39           (0.82)         (2.50)      (17.46)

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                          0.92            0.92            1.04           1.11         1.11
Expenses after expense reductions##                           0.75            0.75            0.78           0.86         0.86
Net investment income                                         1.68            1.57            1.66           0.79         0.70
Portfolio turnover                                              45              53              55             73           65
Net assets at end of period (000 Omitted)               $1,036,607        $604,987        $202,796        $68,193      $54,721
------------------------------------------------------------------------------------------------------------------------------

  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
*** Certain expenses have been reduced without which performance would have been lower.
  & From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Institutional International Equity Fund (the fund) is a diversified series of MFS Series Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended June 30, 2005, the fund's custodian fees were reduced by $16,967 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended June 30, 2005, the fund's miscellaneous expenses were reduced by $25 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, treating a portion of the proceeds from redemptions as a distribution from realized gains for tax purposes, wash sales and foreign taxes.

The tax character of distributions declared for the years ended June 30, 2005 and June 30, 2004 was as follows:

                                            6/30/05       6/30/04
        Distributions declared from:

          Ordinary income               $14,175,339    $1,588,046

          Long-term capital gain         22,817,958            --
        ---------------------------------------------------------
        Total distributions declared    $36,993,297    $1,588,046

During the year ended June 30, 2005, accumulated undistributed net investment income increased by $25,969, accumulated undistributed net realized gain on investments and foreign currency transactions decreased by $1,236,799, and paid-in capital increased by $1,210,830 due to differences between book and tax accounting for foreign currency transactions, treating a portion of the proceeds from redemptions as a distribution from realized gains for tax purposes, and foreign taxes. This change had no effect on the net assets or net asset value per share.

As of June 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

        Undistributed ordinary income                 $11,287,125
        Undistributed long-term capital gain           15,524,117
        Unrealized appreciation (depreciation)         78,987,258
        Other temporary differences                      (291,536)

Realized gain is reported net of any foreign capital gains tax in the Statement of Operations.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets. The investment adviser has contractually agreed to pay all of the fund's operating expenses, exclusive of management fees. This is reflected as a reduction of total expenses in the Statement of Operations. This contractual fee arrangement will continue until November 1, 2005, unless the fund's Board of Trustees consents to an earlier revision or termination of this agreement.

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFSC, a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent. For the year ended June 30, 2005, the fee was $57,244 which equated to 0.0075% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended June 30, 2005, these costs amounted to $2,963.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The administrative services fee incurred for the year ended June 30, 2005 was equivalent to an annual effective rate of 0.01008% of the fund's average daily net assets.

TRUSTEES' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFS Service Center, Inc. (MFSC).

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $3,777, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $695,986,975 and $334,320,873, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

        Aggregate cost                             $1,138,427,761
        ---------------------------------------------------------
        Gross unrealized appreciation                 $96,681,661
        Gross unrealized depreciation                 (17,694,403)
        ---------------------------------------------------------
        Net unrealized appreciation (depreciation)    $78,987,258

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                              Year Ended 6/30/05              Year Ended 6/30/04
                                                           SHARES          AMOUNT          SHARES          AMOUNT

Shares sold                                               32,829,413     $512,295,030     29,452,363     $399,381,836

Shares issued to shareholders in reinvestment of
distributions                                              2,193,490       34,832,625         98,007        1,366,220

Shares reacquired                                         (9,145,467)    (138,267,019)    (5,950,233)     (84,863,597)
----------------------------------------------------------------------------------------------------------------------
Net change                                                25,877,436     $408,860,636     23,600,137     $315,884,459

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended June 30, 2005 was $5,838, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended June 30, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Institutional Trust and Shareholders of
MFS Institutional International Equity Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MFS Institutional International Equity Fund (one of the portfolios constituting the MFS Institutional Trust) (the "Trust") as of June 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MFS Institutional International Equity Fund of the MFS Institutional Trust as of June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 24, 2005

RESULTS OF SHAREHOLDER MEETING (unaudited) - 6/30/05

At a special meeting of shareholders of MFS Institutional International Equity Fund, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                                 NUMBER OF DOLLARS
                                  ---------------------------------------------
NOMINEE                                 AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn                     $542,721,867.26                 $0
-------------------------------------------------------------------------------
David H. Gunning                      542,721,867.26                  0
-------------------------------------------------------------------------------
William R. Gutow                      542,721,867.26                  0
-------------------------------------------------------------------------------
Michael Hegarty                       542,721,867.26                  0
-------------------------------------------------------------------------------
J. Atwood Ives                        542,721,867.26                  0
-------------------------------------------------------------------------------
Amy B. Lane                           542,721,867.26                  0
-------------------------------------------------------------------------------
Robert J. Manning                     542,721,867.26                  0
-------------------------------------------------------------------------------
Lawrence T. Perera                    542,721,867.26                  0
-------------------------------------------------------------------------------
Robert C. Pozen                       542,721,867.26                  0
-------------------------------------------------------------------------------
J. Dale Sherratt                      542,721,867.26                  0
-------------------------------------------------------------------------------
Laurie J. Thomsen                     542,721,867.26                  0
-------------------------------------------------------------------------------

FEDERAL TAX INFORMATION (unaudited)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.

The fund has designated $24,065,757 as a capital gain dividend for the year ended June 30, 2005.

The fund hereby designates the maximum amount allowable as qualified dividend income eligible for a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2005 Form 1099-DIV.

For the year ended June 30, 2005, income from foreign sources was $10,245,181, and the fund designated a foreign tax credit of $694,920.

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of August 1, 2005, are listed below, together with their principal occupations during the past five years.
(Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                  POSITION(s) HELD       TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                  WITH FUND              SINCE(1)                        OTHER DIRECTORSHIPS(2)
-------------------               ----------------       ---------------   --------------------------------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)          Trustee and President     February 2004      Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                            Executive Officer, President, Chief Investment Officer
                                                                           and Director

Robert C. Pozen(3)            Trustee                   February 2004      Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                            (since February 2004); Harvard Law School (education),
                                                                           John Olin Visiting Professor (since July 2002);
                                                                           Secretary of Economic Affairs, The Commonwealth of
                                                                           Massachusetts (January 2002 to December 2002); Fidelity
                                                                           Investments, Vice Chairman (June 2000 to December 2001);
                                                                           Fidelity Management & Research Company (investment
                                                                           adviser), President (March 1997 to July 2001); Bell
                                                                           Canada Enterprises (telecommunications), Director;
                                                                           Medtronic, Inc. (medical technology), Director; Telesat
                                                                           (satellite communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of      February 1992      Private investor; Eastern Enterprises (diversified
(born 05/01/36)               Trustees                                     services company), Chairman, Trustee and Chief Executive
                                                                           Officer (until November 2000)

Lawrence H. Cohn, M.D.        Trustee                   August 1993        Brigham and Women's Hospital, Chief of Cardiac Surgery;
(born 03/11/37)                                                            Harvard Medical School, Professor of Surgery

David H. Gunning              Trustee                   January 2004       Cleveland-Cliffs Inc. (mining products and service
(born 05/30/42)                                                            provider), Vice Chairman/Director (since April 2001);
                                                                           Encinitos Ventures (private investment company),
                                                                           Principal (1997 to April 2001); Lincoln Electric
                                                                           Holdings, Inc. (welding equipment manufacturer),
                                                                           Director

William R. Gutow              Trustee                   December 1993      Private investor and real estate consultant; Capitol
(born 09/27/41)                                                            Entertainment Management Company (video franchise), Vice
                                                                           Chairman

Michael Hegarty               Trustee                   December 2004      Retired; AXA Financial (financial services and
(born 12/21/44)                                                            insurance), Vice Chairman and Chief Operating Officer
                                                                           (until May 2001); The Equitable Life Assurance Society
                                                                           (insurance), President and Chief Operating Officer
                                                                           (until May 2001)

Amy B. Lane                   Trustee                   January 2004       Retired; Merrill Lynch & Co., Inc., Managing Director,
(born 02/08/53)                                                            Investment Banking Group (1997 to February 2001);
                                                                           Borders Group, Inc. (book and music retailer), Director;
                                                                           Federal Realty Investment Trust (real estate investment
                                                                           trust), Trustee

Lawrence T. Perera            Trustee                   July 1981          Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee                   August 1993        Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                            specialists), President; Wellfleet Investments (investor
                                                                           in health care companies), Managing General Partner
                                                                           (since 1993); Cambridge Nutraceuticals (professional
                                                                           nutritional products), Chief Executive Officer (until
                                                                           May 2001)

Laurie J. Thomsen             Trustee                   March 2005         Private investor; Prism Venture Partners (venture
(born 08/05/57)                                                            capital), Co-founder and General Partner (until June
                                                                           2004); St. Paul Travelers Companies (commercial property
                                                                           liability insurance), Director

OFFICERS
Robert J. Manning(3)          President and Trustee     February 2004      Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                            Executive Officer, President, Chief Investment Officer
                                                                           and Director

Christopher R. Bohane(3)      Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 1/18/74)                Assistant Clerk                              and Senior Counsel (since April 2003); Kirkpatrick &
                                                                           Lockhart LLP (law firm), Associate (prior to April
                                                                           2003); Nvest Services Company, Assistant Vice President
                                                                           and Associate Counsel (prior to January 2001)

Jeffrey N. Carp(3)            Secretary and Clerk       September 2004     Massachusetts Financial Services Company, Executive Vice
(born 12/01/56)                                                            President, General Counsel and Secretary (since April
                                                                           2004); Hale and Dorr LLP (law firm), Partner (prior to
                                                                           April 2004)

Ethan D. Corey(3)             Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Special
(born 11/21/63)               Assistant Clerk                              Counsel (since December 2004); Dechert LLP (law firm),
                                                                           Counsel (prior to December 2004)

Stephanie A. DeSisto(3)       Assistant Treasurer       May 2003           Massachusetts Financial Services Company, Vice President
(born 10/01/53)                                                            (since April 2003); Brown Brothers Harriman & Co.,
                                                                           Senior Vice President (November 2002 to April 2003); ING
                                                                           Groep N.V./Aeltus Investment Management, Senior Vice
                                                                           President (prior to November 2002)

David L. DiLorenzo(3)         Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 8/10/68)                                                             (since June 2005); JP Morgan Investor Services, Vice
                                                                           President (prior to June 2005); State Street Bank, Vice
                                                                           President and Corporate Audit Manager (prior to January
                                                                           2001)

Maria F. Dwyer(3)             Treasurer                 May 2005           Massachusetts Financial Services Company, Executive Vice
(born 12/01/58)                                                            President and Chief Regulatory Officer (since March
                                                                           2004); Fidelity Management & Research Company, Vice
                                                                           President (prior to March 2004); Fidelity Group of
                                                                           Funds, President and Treasurer (prior to March 2004)

Mark D. Fischer(3)            Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 10/27/70)                                                            (since May 2005); JP Morgan Investment Management
                                                                           Company, Vice President (prior to May 2005)

Brian T. Hourihan(3)          Assistant Secretary and   September 2004     Massachusetts Financial Services Company, Vice
(born 11/11/64)               Assistant Clerk                              President, Senior Counsel and Assistant Secretary (since
                                                                           June 2004); Affiliated Managers Group, Inc., Chief Legal
                                                                           Officer/Centralized Compliance Program (January to April
                                                                           2004); Fidelity Research & Management Company, Assistant
                                                                           General Counsel (prior to January 2004)

Ellen Moynihan(3)             Assistant Treasurer       April 1997         Massachusetts Financial Services Company, Vice President
(born 11/13/57)

Susan S. Newton(3)            Assistant Secretary and   May 2005           Massachusetts Financial Services Company, Senior Vice
(born 03/07/50)               Assistant Clerk                              President and Associate General Counsel (since April
                                                                           2005); John Hancock Advisers, LLC, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005); John Hancock Group of Funds, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005)

Susan A. Pereira(3)           Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Counsel (since
(born 11/05/70)               Assistant Clerk                              June 2004); Bingham McCutchen LLP (law firm), Associate
                                                                           (January 2001 to June 2004); Preti, Flaherty, Beliveau,
                                                                           Pachios & Haley, LLC, Associate (prior to January 2001)

Frank L. Tarantino            Independent Chief         June 2004          Tarantino LLC (provider of compliance services),
(born 03/07/44)               Compliance Officer                           Principal (since June 2004); CRA Business Strategies
                                                                           Group (consulting services), Executive Vice President
                                                                           (April 2003 to June 2004); David L. Babson & Co.
                                                                           (investment adviser), Managing Director, Chief
                                                                           Administrative Officer and Director (February 1997 to
                                                                           March 2003)

James O. Yost(3)              Assistant Treasurer       September 1990     Massachusetts Financial Services Company, Senior Vice
(born 06/12/60)                                                            President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Mses. Lane and
Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31,
2004, each Trustee served as a board member of 99 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                        CUSTODIANS
Massachusetts Financial Services Company                  State Street Bank and Trust Company
500 Boylston Street, Boston, MA                           225 Franklin Street, Boston, MA 02110
02116-3741
                                                          JP Morgan Chase Bank
DISTRIBUTOR                                               One Chase Manhattan Plaza
MFS Fund Distributors, Inc.                               New York, NY 10081
500 Boylston Street, Boston, MA
02116-3741                                                INDEPENDENT REGISTERED PUBLIC
                                                          ACCOUNTING FIRM
PORTFOLIO MANAGERS                                        Deloitte & Touche LLP
David Mannheim                                            200 Berkeley Street, Boston, MA 02116
Marcus Smith

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the fund's Investment Advisory Agreement with MFS will be available on or before December 1, 2005 on the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                                  IIE-ANN 8/05

MFS(R) Institutional Trust
ANNUAL REPORT 6/30/05

MFS(R) INSTITUTIONAL LARGE CAP
GROWTH FUND

A path for pursuing opportunity

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) INSTITUTIONAL LARGE CAP GROWTH FUND

Objective: Seeks long-term growth of capital.

TABLE OF CONTENTS
------------------------------------------------

LETTER FROM THE CEO                            1
------------------------------------------------
PORTFOLIO COMPOSITION                          2
------------------------------------------------
MANAGEMENT REVIEW                              3
------------------------------------------------
PERFORMANCE SUMMARY                            4
------------------------------------------------
EXPENSE TABLE                                  6
------------------------------------------------
PORTFOLIO OF INVESTMENTS                       7
------------------------------------------------
FINANCIAL STATEMENTS                          10
------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                 14
------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                        18
------------------------------------------------
RESULTS OF SHAREHOLDER MEETING                19
------------------------------------------------
TRUSTEES AND OFFICERS                         20
------------------------------------------------
PROXY VOTING POLICIES AND
INFORMATION                           BACK COVER
------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE        BACK COVER
------------------------------------------------
CONTACT INFORMATION                   BACK COVER

-------------------------------------------------------------------------------
THIS REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Website, MFS.COM.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     97.9%
              Cash & Other Net Assets                     2.1%

              TOP TEN HOLDINGS

              Cisco Systems, Inc.                         4.5%
              ------------------------------------------------
              Microsoft Corp.                             3.8%
              ------------------------------------------------
              Johnson & Johnson                           3.8%
              ------------------------------------------------
              Dell, Inc.                                  3.7%
              ------------------------------------------------
              Wyeth                                       3.7%
              ------------------------------------------------
              Amgen, Inc.                                 3.2%
              ------------------------------------------------
              Oracle Corp.                                3.0%
              ------------------------------------------------
              PepsiCo, Inc.                               2.4%
              ------------------------------------------------
              Abbott Laboratories                         2.4%
              ------------------------------------------------
              Procter & Gamble Co.                        2.0%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Technology                                 32.6%
              ------------------------------------------------
              Health Care                                25.5%
              ------------------------------------------------
              Retailing                                  10.4%
              ------------------------------------------------
              Leisure                                     7.1%
              ------------------------------------------------
              Consumer Staples                            4.8%
              ------------------------------------------------
              Industrial Goods & Services                 4.4%
              ------------------------------------------------
              Financial Services                          3.8%
              ------------------------------------------------
              Special Products & Services                 3.6%
              ------------------------------------------------
              Transportation                              1.7%
              ------------------------------------------------
              Utilities & Communications                  1.4%
              ------------------------------------------------
              Energy                                      1.3%
              ------------------------------------------------
              Basic Materials                             0.9%
              ------------------------------------------------
              Autos & Housing                             0.4%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW
Management Review - continued

SUMMARY OF RESULTS

For the twelve months ended June 30, 2005, the MFS Institutional Large Cap Growth Fund provided a total return of 3.68%, at net asset value. In comparison, the fund's benchmark, the Russell 1000 Growth Index, returned 1.68%.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the health care sector contributed to relative performance during the period. Our holdings in two strong-performing biotechnology companies, Genzyme and Gilead Sciences, and in Wyeth boosted relative results. Our underweighted position in Pfizer* and avoidance of Merck also helped as both stocks underperformed the benchmark over the period.

Stock selection in the retailing sector was a positive contributor to relative returns. Our holdings in drug retailer CVS positively impacted performance. In basic materials, a combination of allocation and stock selection helped relative results, with our investment in agrichemical products firm Monsanto delivering a strong positive contribution.

Elsewhere, our avoidance of poor-performing beverage company Coca-Cola, and our underweighted position in computer giant IBM* contributed to relative results as both issues lagged the benchmark. During the course of the reporting period, our positioning in network security provider Symantec also helped relative returns.

DETRACTORS FROM PERFORMANCE

A combination of allocation and selection hurt relative performance in the utilities and communications sector. Our positioning in communications equipment manufacturer Andrew Corp.*, which delivered disappointing returns during the period, was a drag on relative results.

Our overweighting in the poor-performing technology sector hampered results relative to the benchmark. Our positioning in online auctioneer eBay, open source technology firm Red Hat*, networking and communications manufacturer Cisco Systems, telecommunications equipment manufacturer Adtran*, high performance semiconductor manufacturer Analog Devices, and programmable logic solution provider Xilinx held back relative performance.

Our underweighting in the strong-performing energy sector also hurt relative results, although no individual stocks within the sector were among the fund's top detractors.

Elsewhere, not holding strong-performers UnitedHealth Group and Boeing dampened relative performance as both stocks outperformed the index during the period. Our holdings in biopharmaceutical company ImClone* also held back results.

* Security was not held in the portfolio at period-end.

Respectfully,

Margaret W. Adams
Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS fund's current or future investments.

PERFORMANCE SUMMARY THROUGH 6/30/05
Performance Summary - continued

THE INFORMATION BELOW ILLUSTRATES THE HISTORICAL PERFORMANCE OF THE FUND IN COMPARISON TO VARIOUS MARKET INDICATORS. BENCHMARK COMPARISONS ARE UNMANAGED AND DO NOT REFLECT ANY FEES OR EXPENSES. THE MINIMUM INITIAL INVESTMENT IS GENERALLY $3 MILLION. SHARES OF THE FUND ARE PURCHASED AT NET ASSET VALUE. (SEE NOTES TO PERFORMANCE SUMMARY.)

VISIT INSTITUTIONAL.MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $3,000,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, February 22, 2000, through June 30, 2005. Index information is from March 1, 2000.)

                           MFS Institutional
                            Lage Cap Growth              Russell 1000
                                 Fund                    Growth Index

              2/00            $3,000,000                 $3,000,000
              6/00             2,964,000                  3,128,000
              6/01             2,251,000                  1,996,000
              6/02             1,655,000                  1,468,000
              6/03             1,645,000                  1,511,000
              6/04             1,840,000                  1,781,000
              6/05             1,907,350                  1,810,837

TOTAL RETURNS THROUGH 6/30/05

AVERAGE ANNUAL

                         Fund
                  commencement date     1-yr     3-yr       5-yr       Life*
-------------------------------------------------------------------------------
                       2/22/00           3.68%    4.83%      -8.44%     -8.11%
-------------------------------------------------------------------------------

COMPARATIVE BENCHMARK
-------------------------------------------------------------------------------
Russell 1000 Growth Index#               1.68%    7.26%     -10.36%     -9.03%
-------------------------------------------------------------------------------

* For the period from the commencement of the fund's investment operations, February 22, 2000, through June 30, 2005. Index information is from March 1, 2000.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Russell 1000 Growth Index - is constructed to provide a comprehensive barometer for growth securities in the large-cap segment of the U.S. equity universe. Companies in this index generally have higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

The performance shown reflects a non-recurring accrual made to the fund on July 28, 2004, relating to MFS' revenue sharing settlement with the Securities and Exchange Commission, without which the performance would have been lower. The proceeds were paid to the fund on February 16, 2005.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The value of the fund's domestic investments will fluctuate in response to many factors including the performance and valuation of the issuer and general market conditions. Stock markets are volatile and can decline due to adverse issuer, political, regulatory, or economic conditions. Foreign investments can be more volatile than U.S. investments. Growth stocks may perform differently from the general stock market and can be more volatile than other types of stocks. When you sell your shares, they will be worth more or less than the amount you paid for them. Please see the prospectus for further information regarding these and other risk considerations.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JANUARY 1, 2005 THROUGH JUNE 30, 2005.

As a shareholder of the fund, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     1/01/05-
                            Ratio      1/01/05         6/30/05         6/30/05
--------------------------------------------------------------------------------
        Actual              0.55%     $1,000.00       $  979.40          $2.70
--------------------------------------------------------------------------------
        Hypothetical*       0.55%     $1,000.00       $1,022.07          $2.76
--------------------------------------------------------------------------------

 * 5% fund return per year before expenses.
** Expenses paid is equal to the fund's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS - 6/30/05

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Stocks - 97.9%
---------------------------------------------------------------------------------------------------------
ISSUER                                                                       SHARES                 VALUE
---------------------------------------------------------------------------------------------------------
Aerospace - 0.8%
---------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                     4,600          $    236,210
---------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.8%
---------------------------------------------------------------------------------------------------------
Reebok International Ltd.                                                     6,080          $    254,326
---------------------------------------------------------------------------------------------------------
Automotive - 0.4%
---------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                         2,540          $    125,984
---------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 2.7%
---------------------------------------------------------------------------------------------------------
American Express Co.                                                          4,510          $    240,067
Citigroup, Inc.                                                               5,313               245,620
Countrywide Financial Corp.                                                   8,040               310,424
---------------------------------------------------------------------------------------------------------
                                                                                             $    796,111
---------------------------------------------------------------------------------------------------------
Biotechnology - 6.6%
---------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                 15,960          $    964,942
Genentech, Inc.*                                                              1,930               154,940
Genzyme Corp.*                                                                7,650               459,688
Gilead Sciences, Inc.*                                                        9,520               418,785
---------------------------------------------------------------------------------------------------------
                                                                                             $  1,998,355
---------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 4.1%
---------------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                           9,557          $    293,400
Time Warner, Inc.*                                                           19,770               330,357
Viacom, Inc., "B"                                                             4,701               150,526
Walt Disney Co.                                                              17,780               447,700
---------------------------------------------------------------------------------------------------------
                                                                                             $  1,221,983
---------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.1%
---------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                     1,700          $    173,434
Merrill Lynch & Co., Inc.                                                     3,060               168,331
---------------------------------------------------------------------------------------------------------
                                                                                             $    341,765
---------------------------------------------------------------------------------------------------------
Business Services - 3.6%
---------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                         21,170          $    479,924
Fiserv, Inc.*                                                                 7,600               326,420
Getty Images, Inc.*                                                           3,770               279,960
---------------------------------------------------------------------------------------------------------
                                                                                             $  1,086,304
---------------------------------------------------------------------------------------------------------
Chemicals - 0.9%
---------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                  4,230          $    265,940
---------------------------------------------------------------------------------------------------------
Computer Software - 11.4%
---------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                  9,000          $    237,870
Mercury Interactive Corp.*                                                    9,820               376,695
Microsoft Corp.                                                              46,420             1,153,073
Oracle Corp.*                                                                67,870               895,884
Symantec Corp.*                                                              15,540               337,840
VERITAS Software Corp.*                                                      17,431               425,316
---------------------------------------------------------------------------------------------------------
                                                                                             $  3,426,678
---------------------------------------------------------------------------------------------------------
Computer Software - Systems - 3.7%
---------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                  28,250          $  1,116,157
---------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.4%
---------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                           3,340          $    126,419
Procter & Gamble Co.                                                         11,200               590,800
---------------------------------------------------------------------------------------------------------
                                                                                             $    717,219
---------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.8%
---------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                   2,220          $    141,858
General Electric Co.                                                         11,800               408,870
---------------------------------------------------------------------------------------------------------
                                                                                             $    550,728
---------------------------------------------------------------------------------------------------------
Electronics - 4.6%
---------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"                                                           4,230          $    169,919
Analog Devices, Inc.                                                          7,850               292,883
KLA-Tencor Corp.                                                              3,280               143,336
Marvell Technology Group Ltd.*                                                5,000               190,200
Texas Instruments, Inc.                                                       9,930               278,735
Xilinx, Inc.                                                                 12,500               318,750
---------------------------------------------------------------------------------------------------------
                                                                                             $  1,393,823
---------------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.9%
---------------------------------------------------------------------------------------------------------
CVS Corp.                                                                    19,580          $    569,191
---------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 2.4%
---------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                13,350          $    719,966
---------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.2%
---------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                6,340          $    345,847
---------------------------------------------------------------------------------------------------------
General Merchandise - 4.0%
---------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                 5,000          $    279,550
Target Corp.                                                                  7,640               415,692
Wal-Mart Stores, Inc.                                                        10,600               510,920
---------------------------------------------------------------------------------------------------------
                                                                                             $  1,206,162
---------------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.7%
---------------------------------------------------------------------------------------------------------
WellPoint, Inc.*                                                              3,100          $    215,884
---------------------------------------------------------------------------------------------------------
Internet - 3.1%
---------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                   7,260          $    239,653
Google, Inc., "A"*                                                              800               235,320
Yahoo!, Inc.*                                                                13,120               454,608
---------------------------------------------------------------------------------------------------------
                                                                                             $    929,581
---------------------------------------------------------------------------------------------------------
Leisure & Toys - 1.2%
---------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                        6,460          $    365,701
---------------------------------------------------------------------------------------------------------
Machinery & Tools - 1.8%
---------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                             2,530          $    241,134
Illinois Tool Works, Inc.                                                     3,600               286,848
---------------------------------------------------------------------------------------------------------
                                                                                             $    527,982
---------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.3%
---------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                     1,730          $     98,039
---------------------------------------------------------------------------------------------------------
Medical Equipment - 5.0%
---------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                        5,960          $    386,804
Medtronic, Inc.                                                               8,450               437,625
St. Jude Medical, Inc.*                                                       9,100               396,851
Waters Corp.*                                                                 4,270               158,716
Zimmer Holdings, Inc.*                                                        1,500               114,255
---------------------------------------------------------------------------------------------------------
                                                                                             $  1,494,251
---------------------------------------------------------------------------------------------------------
Oil Services - 1.3%
---------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                           5,400          $    220,320
Halliburton Co.                                                               3,660               175,021
---------------------------------------------------------------------------------------------------------
                                                                                             $    395,341
---------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.5%
---------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                   37,570          $    515,085
Network Appliance, Inc.*                                                      8,410               237,751
---------------------------------------------------------------------------------------------------------
                                                                                             $    752,836
---------------------------------------------------------------------------------------------------------
Pharmaceuticals - 12.9%
---------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                          14,560          $    713,586
Allergan, Inc.                                                                6,200               528,488
Eli Lilly & Co.                                                               7,060               393,313
Johnson & Johnson                                                            17,650             1,147,250
Wyeth                                                                        24,870             1,106,715
---------------------------------------------------------------------------------------------------------
                                                                                             $  3,889,352
---------------------------------------------------------------------------------------------------------
Restaurants - 0.6%
---------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                      4,200          $    190,008
---------------------------------------------------------------------------------------------------------
Specialty Stores - 3.7%
---------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                              3,800          $    147,820
Lowe's Cos., Inc.                                                             6,680               388,910
PETsMART, Inc.                                                               14,900               452,215
Staples, Inc.                                                                 6,065               129,306
---------------------------------------------------------------------------------------------------------
                                                                                             $  1,118,251
---------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 7.3%
---------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                         70,760          $  1,352,224
Comverse Technology, Inc.*                                                    5,900               139,535
Corning, Inc.*                                                               21,100               350,682
QUALCOMM, Inc.                                                               11,100               366,411
---------------------------------------------------------------------------------------------------------
                                                                                             $  2,208,852
---------------------------------------------------------------------------------------------------------
Telephone Services - 1.4%
---------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                 16,600          $    416,494
---------------------------------------------------------------------------------------------------------
Trucking - 1.7%
---------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                   3,800          $    307,838
United Parcel Service, Inc., "B"                                              2,850               197,106
---------------------------------------------------------------------------------------------------------
                                                                                             $    504,944
---------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $28,179,395)                                                  $ 29,480,265
---------------------------------------------------------------------------------------------------------
Short-Term Obligation - 2.3%
---------------------------------------------------------------------------------------------------------
ISSUER                                                                   PAR AMOUNT               $ VALUE
---------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 3.43%, due 7/01/05, at Amortized Cost<           $ 686,000          $    686,000
---------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $28,865,395)                                             $ 30,166,265
---------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.2)%                                                           (69,399)
---------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                          $ 30,096,866
---------------------------------------------------------------------------------------------------------
* Non-income producing security.
< The rate shown represents an annualized yield at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 6/30/05

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $28,865,395)                                       $30,166,265
Cash                                                                                               796
Dividends receivable                                                                             7,794
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                      $30,174,855
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable to investment adviser                                                                  $28,260
Payable to affiliates
  Management fee                                                                                   435
  Shareholder servicing costs                                                                        6
  Administrative services fee                                                                       11
Accrued expenses and other liabilities                                                          49,277
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                     $77,989
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $30,096,866
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                            $76,320,450

Unrealized appreciation (depreciation) on investments and translation of assets and
liabilities in foreign currencies                                                            1,300,870
Accumulated net realized gain (loss) on investments                                        (47,588,135)
Accumulated undistributed net investment income                                                 63,681
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $30,096,866
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                           4,869,719
-----------------------------------------------------------------------------------------------------------------------------
Net asset value per share
(net assets of $30,096,866 / 4,869,719 shares of beneficial interest outstanding)                                       $6.18
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS

This statement describes how much your fund received in investment income and paid in expenses.
It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 6/30/05

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                    $786,956
  Interest                                                                                       35,326
  Foreign taxes withheld                                                                           (125)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                              $822,157
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                               $430,212
  Shareholder servicing costs                                                                     4,374
  Administrative services fee                                                                     4,045
  Trustees' compensation                                                                          6,080
  Custodian fee                                                                                  22,311
  Printing                                                                                        6,260
  Postage                                                                                           867
  Auditing fees                                                                                  44,709
  Legal fees                                                                                      2,657
  Registration fees                                                                              15,881
  Shareholder solicitation expenses                                                                  20
  Miscellaneous                                                                                  12,761
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                       $550,177
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                           (4,233)
  Reduction of expenses by investment adviser                                                  (236,061)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                         $309,883
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                $512,274
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                                          $8,356,323
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                               $(9,990,884)
  Translation of assets and liabilities in foreign currencies                                       (40)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                        $(9,990,924)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                       $(1,634,601)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                              $(1,122,327)
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

YEARS ENDED 6/30                                                                            2005                    2004

CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                         $512,274               $652,621

Net realized gain (loss) on investments                                                      8,356,323             38,676,511

Net unrealized gain (loss) on investments and foreign currency translation                  (9,990,924)           (14,155,795)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $(1,122,327)           $25,173,337
-----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                   $(656,560)             $(717,883)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                                         $(98,663,603)          $(85,535,861)
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                               $(100,442,490)          $(61,080,407)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                     130,539,356            191,619,763
-----------------------------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net investment income of
$63,681 and $207,967, respectively)                                                        $30,096,866           $130,539,356
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                                    YEARS ENDED 6/30
                                                            -------------------------------------------------------------------
                                                             2005            2004            2003            2002          2001
Net asset value, beginning of period                        $6.03           $5.41           $5.46           $7.44         $9.88
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                       $0.05           $0.02           $0.02           $0.02         $0.04

Net realized and unrealized gain (loss) on
investments and foreign currency                             0.17^          0.62           (0.05)          (1.98)        (2.40)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            $0.22           $0.64          $(0.03)         $(1.96)       $(2.36)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                                 $(0.07)         $(0.02)         $(0.02)         $(0.02)       $(0.02)

From net realized gain on investments and foreign
currency transactions                                          --              --              --              --         (0.06)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders               $(0.07)         $(0.02)         $(0.02)         $(0.02)       $(0.08)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $6.18           $6.03           $5.41           $5.46         $7.44
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)***&                                         3.68+          11.80           (0.60)         (26.44)       (24.07)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                         0.96            0.84            0.87            0.88          0.90

Expenses after expense reductions##                          0.55            0.55            0.55            0.55          0.56

Net investment income                                        0.89            0.30            0.35            0.27          0.47

Portfolio turnover                                             89             119             213             217           314

Net assets at end of period (000 Omitted)                 $30,097        $130,539        $191,620        $180,275      $113,893
-------------------------------------------------------------------------------------------------------------------------------

  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
*** Certain expenses have been reduced without which performance would have been lower.
  + The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Institutional Large Cap Growth Fund (the fund) is a diversified series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2005, there were no securities on loan.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended June 30, 2005, the fund's custodian fees were reduced by $2,538 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended June 30, 2005, the fund's miscellaneous expenses were reduced by $1,695 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for wash sales and redemptions in-kind transactions.

The tax character of distributions declared for the years ended June 30, 2005 and June 30, 2004 was as follows:

                                            6/30/05       6/30/04
        Distributions declared from:

          Ordinary income                  $656,560      $717,883

During the year ended June 30, 2005, accumulated net realized loss on investments and foreign currency transactions increased by $5,399,353, and paid-in capital increased by $5,399,353 due to differences between book and tax accounting for redemptions in-kind transactions and related wash sale adjustments. This change had no effect on the net assets or net asset value per share.

As of June 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

        Undistributed ordinary income                     $63,681
        Capital loss carryforward                     (47,084,026)
        Unrealized appreciation (depreciation)            796,761

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows:

        EXPIRATION DATE

        June 30, 2010                                 $(8,179,279)
        June 30, 2011                                 (38,292,943)
        June 30, 2013                                    (611,804)
        ---------------------------------------------------------
        Total                                        $(47,084,026)

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets. The investment adviser has contractually agreed to waive a portion of its fee in the amount of $143,858, which is shown as a reduction of total expenses in the Statement of Operations. This reduction in the management fee may be rescinded by MFS only with the approval of the fund's Board of Trustees. The management fee incurred for the year ended June 30, 2005 was equivalent to an annual effective rate of 0.50% of the fund's average daily net assets. The investment adviser has contractually agreed to pay a portion of the fund's operating expenses, exclusive of management and certain other fees and expenses, such that operating expenses do not exceed 0.05% annually of the fund's average daily net assets. This is reflected as a reduction of total expenses in the Statement of Operations. This contractual fee arrangement will continue until November 1, 2005, unless the fund's Board of Trustees consents to an earlier revision or termination of this agreement.

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFSC, a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent. For the year ended June 30, 2005, the fee was $4,293, which equated to 0.0075% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended June 30, 2005, these costs amounted to $16.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The administrative services fee incurred for the year ended June 30, 2005 was equivalent to an annual effective rate of 0.0071% of the fund's average daily net assets.

TRUSTEES COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFS Service Center, Inc. (MFSC).

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $328, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. On July 28, 2004, the fund accrued an estimate of the amount to be received pursuant to this matter in the amount of $6,803, which did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

The payable to investment adviser represents certain expenses to be paid to MFS as a result of an expense adjustment.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $51,200,720 and $146,665,239, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

        Aggregate cost                                $29,369,504
        ---------------------------------------------------------
        Gross unrealized appreciation                  $1,818,467
        Gross unrealized depreciation                  (1,021,706)
        ---------------------------------------------------------
        Net unrealized appreciation (depreciation)       $796,761

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                            Year ended 6/30/05                Year ended 6/30/04
                                                         SHARES           AMOUNT           SHARES            AMOUNT
Shares sold                                                  80,297         $484,734       12,014,105       $66,660,559

Shares issued to shareholders in reinvestment
of distributions                                             77,952          474,807          113,206           671,313

Shares reacquired                                       (16,936,941)     (99,623,144)     (25,924,904)     (152,867,733)
------------------------------------------------------------------------------------------------------------------------
Net change                                              (16,778,692)    $(98,663,603)     (13,797,593)     $(85,535,861)

Two shareholders hold more than 10% of the outstanding voting shares of the fund, comprising 90.82% of the outstanding shares at June 30, 2005.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended June 30, 2005 was $269, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended June 30, 2005.

(7) REDEMPTION IN-KIND

The fund paid redemption proceeds by several distributions in-kind of portfolio securities. The redeeming shareholders received a pro rata share of each of the securities held by fund. Transactions were as follows:

                                                         Realized Gain
             Date of                                   Attributable to
          Redemption                    Value               Redemption

           7/22/2004              $23,555,891               $2,050,761
             8/04/04                8,509,372                  560,222
             9/01/04               15,264,053                  929,984
            10/08/04                6,433,201                  499,405
            10/29/04                6,420,149                  566,515
            12/01/04                8,890,541                  990,198
            12/16/04               10,566,510                1,202,758
             1/24/05               13,483,056                  912,708
             2/14/05                6,056,954                  448,310

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Institutional Trust and Shareholders of MFS Institutional Large Cap Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MFS Institutional Large Cap Growth Fund (one of the portfolios constituting the MFS Institutional Trust) (the "Trust") as of June 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MFS Institutional Large Cap Growth Fund of the MFS Institutional Trust as of June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 24, 2005

RESULTS OF SHAREHOLDER MEETING (unaudited) - 6/30/05

At a special meeting of shareholders of MFS Institutional Large Cap Growth Fund, which was held on March 23, 2005, the following action was taken:

ITEM 1. To elect a Board of Trustees:

                                               NUMBER OF DOLLARS
                                 --------------------------------------------
NOMINEE                               AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.             $542,721,867.26               $0.00
-----------------------------------------------------------------------------
David H. Gunning                    542,721,867.26                0.00
-----------------------------------------------------------------------------
William R. Gutow                    542,721,867.26                0.00
-----------------------------------------------------------------------------
Michael Hegarty                     542,721,867.26                0.00
-----------------------------------------------------------------------------
J. Atwood Ives                      542,721,867.26                0.00
-----------------------------------------------------------------------------
Amy B. Lane                         542,721,867.26                0.00
-----------------------------------------------------------------------------
Robert J. Manning                   542,721,867.26                0.00
-----------------------------------------------------------------------------
Lawrence T. Perera                  542,721,867.26                0.00
-----------------------------------------------------------------------------
Robert C. Pozen                     542,721,867.26                0.00
-----------------------------------------------------------------------------
J. Dale Sherratt                    542,721,867.26                0.00
-----------------------------------------------------------------------------
Laurie J. Thomsen                   542,721,867.26                0.00
-----------------------------------------------------------------------------

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of August 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston
Street, Boston, Massachusetts 02116.

                                  POSITION(s) HELD       TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                  WITH FUND              SINCE(1)                        OTHER DIRECTORSHIPS(2)
-------------------               ----------------       ---------------       --------------------------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)          Trustee and President     February 2004      Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                            Executive Officer, President, Chief Investment Officer
                                                                           and Director

Robert C. Pozen(3)            Trustee                   February 2004      Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                            (since February 2004); Harvard Law School (education),
                                                                           John Olin Visiting Professor (since July 2002);
                                                                           Secretary of Economic Affairs, The Commonwealth of
                                                                           Massachusetts (January 2002 to December 2002); Fidelity
                                                                           Investments, Vice Chairman (June 2000 to December 2001);
                                                                           Fidelity Management & Research Company (investment
                                                                           adviser), President (March 1997 to July 2001); Bell
                                                                           Canada Enterprises (telecommunications), Director;
                                                                           Medtronic, Inc. (medical technology), Director; Telesat
                                                                           (satellite communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of      February 1992      Private investor; Eastern Enterprises (diversified
(born 05/01/36)               Trustees                                     services company), Chairman, Trustee and Chief Executive
                                                                           Officer (until November 2000)

Lawrence H. Cohn, M.D.        Trustee                   August 1993        Brigham and Women's Hospital, Chief of Cardiac Surgery;
(born 03/11/37)                                                            Harvard Medical School, Professor of Surgery

David H. Gunning              Trustee                   January 2004       Cleveland-Cliffs Inc. (mining products and service
(born 05/30/42)                                                            provider), Vice Chairman/Director (since April 2001);
                                                                           Encinitos Ventures (private investment company),
                                                                           Principal (1997 to April 2001); Lincoln Electric
                                                                           Holdings, Inc. (welding equipment manufacturer),
                                                                           Director

William R. Gutow              Trustee                   December 1993      Private investor and real estate consultant; Capitol
(born 09/27/41)                                                            Entertainment Management Company (video franchise), Vice
                                                                           Chairman

Michael Hegarty               Trustee                   December 2004      Retired; AXA Financial (financial services and
(born 12/21/44)                                                            insurance), Vice Chairman and Chief Operating Officer
                                                                           (until May 2001); The Equitable Life Assurance Society
                                                                           (insurance), President and Chief Operating Officer
                                                                           (until May 2001)

Amy B. Lane                   Trustee                   January 2004       Retired; Merrill Lynch & Co., Inc., Managing Director,
(born 02/08/53)                                                            Investment Banking Group (1997 to February 2001);
                                                                           Borders Group, Inc. (book and music retailer), Director;
                                                                           Federal Realty Investment Trust (real estate investment
                                                                           trust), Trustee

Lawrence T. Perera            Trustee                   July 1981          Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee                   August 1993        Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                            specialists), President; Wellfleet Investments (investor
                                                                           in health care companies), Managing General Partner
                                                                           (since 1993); Cambridge Nutraceuticals (professional
                                                                           nutritional products), Chief Executive Officer (until
                                                                           May 2001)

Laurie J. Thomsen             Trustee                   March 2005         Private investor; Prism Venture Partners (venture
(born 08/05/57)                                                            capital), Co-founder and General Partner (until June
                                                                           2004); St. Paul Travelers Companies (commercial property
                                                                           liability insurance), Director

OFFICERS
Robert J. Manning(3)          President and Trustee     February 2004      Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                            Executive Officer, President, Chief Investment Officer
                                                                           and Director

Christopher R. Bohane(3)      Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 1/18/74)                Assistant Clerk                              and Senior Counsel (since April 2003); Kirkpatrick &
                                                                           Lockhart LLP (law firm), Associate (prior to April
                                                                           2003); Nvest Services Company, Assistant Vice President
                                                                           and Associate Counsel (prior to January 2001)

Jeffrey N. Carp(3)            Secretary and Clerk       September 2004     Massachusetts Financial Services Company, Executive Vice
(born 12/01/56)                                                            President, General Counsel and Secretary (since April
                                                                           2004); Hale and Dorr LLP (law firm), Partner (prior to
                                                                           April 2004)

Ethan D. Corey(3)             Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Special
(born 11/21/63)               Assistant Clerk                              Counsel (since December 2004); Dechert LLP (law firm),
                                                                           Counsel (prior to December 2004)

Stephanie A. DeSisto(3)       Assistant Treasurer       May 2003           Massachusetts Financial Services Company, Vice President
(born 10/01/53)                                                            (since April 2003); Brown Brothers Harriman & Co.,
                                                                           Senior Vice President (November 2002 to April 2003); ING
                                                                           Groep N.V./Aeltus Investment Management, Senior Vice
                                                                           President (prior to November 2002)

David L. DiLorenzo(3)         Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 8/10/68)                                                             (since June 2005); JP Morgan Investor Services, Vice
                                                                           President (prior to June 2005); State Street Bank, Vice
                                                                           President and Corporate Audit Manager (prior to January
                                                                           2001)

Maria F. Dwyer(3)             Treasurer                 May 2005           Massachusetts Financial Services Company, Executive Vice
(born 12/01/58)                                                            President and Chief Regulatory Officer (since March
                                                                           2004); Fidelity Management & Research Company, Vice
                                                                           President (prior to March 2004); Fidelity Group of
                                                                           Funds, President and Treasurer (prior to March 2004)

Mark D. Fischer(3)            Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 10/27/70)                                                            (since May 2005); JP Morgan Investment Management
                                                                           Company, Vice President (prior to May 2005)

Brian T. Hourihan(3)          Assistant Secretary and   September 2004     Massachusetts Financial Services Company, Vice
(born 11/11/64)               Assistant Clerk                              President, Senior Counsel and Assistant Secretary (since
                                                                           June 2004); Affiliated Managers Group, Inc., Chief Legal
                                                                           Officer/Centralized Compliance Program (January to April
                                                                           2004); Fidelity Research & Management Company, Assistant
                                                                           General Counsel (prior to January 2004)

Ellen Moynihan(3)             Assistant Treasurer       April 1997         Massachusetts Financial Services Company, Vice President
(born 11/13/57)

Susan S. Newton(3)            Assistant Secretary and   May 2005           Massachusetts Financial Services Company, Senior Vice
(born 03/07/50)               Assistant Clerk                              President and Associate General Counsel (since April
                                                                           2005); John Hancock Advisers, LLC, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005); John Hancock Group of Funds, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005)

Susan A. Pereira(3)           Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Counsel (since
(born 11/05/70)               Assistant Clerk                              June 2004); Bingham McCutchen LLP (law firm), Associate
                                                                           (January 2001 to June 2004); Preti, Flaherty, Beliveau,
                                                                           Pachios & Haley, LLC, Associate (prior to January 2001)

Frank L. Tarantino            Independent Chief         June 2004          Tarantino LLC (provider of compliance services),
(born 03/07/44)               Compliance Officer                           Principal (since June 2004); CRA Business Strategies
                                                                           Group (consulting services), Executive Vice President
                                                                           (April 2003 to June 2004); David L. Babson & Co.
                                                                           (investment adviser), Managing Director, Chief
                                                                           Administrative Officer and Director (February 1997 to
                                                                           March 2003)

James O. Yost(3)              Assistant Treasurer       September 1990     Massachusetts Financial Services Company, Senior Vice
(born 06/12/60)                                                            President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Mses. Lane and
Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31,
2004, each Trustee served as a board member of 99 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                        CUSTODIAN
Massachusetts Financial Services Company                  State Street Bank and Trust Company
500 Boylston Street, Boston, MA                           225 Franklin Street, Boston, MA 02110
02116-3741
                                                          INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                               ACCOUNTING FIRM
MFS Fund Distributors, Inc.                               Deloitte & Touche LLP
500 Boylston Street, Boston, MA                           200 Berkeley Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGER
Margaret W. Adams

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the fund's Investment Advisory Agreement with MFS will be available on or before December 1, 2005 on the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                                  ILC-ANN 8/05

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer has changed.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. J. Atwood Ives and Mses. Amy B. Lane and Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Mr. Ives and Mses. Lane and Thomsen are "independent" members of the Audit Committee as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):
The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to the series (the series referred to collectively as the "Funds" and singularly as a "Fund") of the Registrant (hereinafter the "Registrant"). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended June 30, 2005 and 2004, audit fees billed to the Funds by Deloitte were as follows:

                                                            Audit Fees
      FEES BILLED BY DELOITTE:                          2005           2004
                                                        ----           ----

           MFS Institutional International           $32,878        $29,625
           Equity Fund
           MFS Institutional International            33,810         30,200
           Research Equity Fund
           MFS Institutional Large Cap                32,545         29,350
           Growth Fund
           MFS Institutional Large Cap Value          32,545         29,350
           Fund
                    TOTAL                           $131,778       $118,525

For the fiscal years ended June 30, 2005 and 2004, fees billed by Deloitte for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                      Audit-Related Fees(1)             Tax Fees(2)                All Other Fees(3)
FEES BILLED BY DELOITTE:               2005           2004           2005          2004           2005           2004
                                         ----           ----           ----          ----           ----           ----

     To MFS Institutional                     $0             $0       $10,300         $5,700             $0            $0
     International Equity Fund
     To MFS Institutional                      0              0        10,000         $5,400              0             0
     International Research
     Equity Fund
     To MFS Institutional                      0              0        10,000         $5,400              0             0
     Large Cap Growth Fund
     To MFS Institutional                      0              0        10,000         $5,400              0             0
     Large Cap Value Fund                     $0             $0       $40,300        $21,900             $0            $0

TOTAL FEES BILLED BY DELOITTE
TO ABOVE FUND

     To MFS and MFS Related           $1,071,566       $601,650       $62,000        $35,000       $649,500             0
     Entities of MFS
     MFS Institutional
     International Equity Fund*
     To MFS and MFS Related           $1,071,566       $601,650       $62,000        $35,000       $649,500             0
     Entities of MFS
     MFS Institutional
     International Research
     Equity Fund*
     To MFS and MFS Related           $1,071,566       $601,650       $62,000        $35,000       $649,500             0
     Entities of MFS
     MFS Institutional
     Large Cap Growth Fund*
     To MFS and MFS Related           $1,071,566       $601,650       $62,000        $35,000       $649,500             0
     Entities of MFS
     MFS Institutional
     Large Cap Value Fund*

AGGREGATE FEES FOR NON-AUDIT
SERVICES:
                                            2005                         2004
                                            ----                         ----
                                      $1,830,967                     $750,350
     To MFS Institutional
     International Equity Fund,
     MFS and MFS Related
     Entities#
     To MFS Institutional              1,830,667                      750,050
     International Research
     Equity Fund, MFS and
      MFS Related Entities#
     To MFS Institutional              1,830,667                      750,050
     Large Cap Growth
     Fund, MFS and MFS Related
     Entities#
     To MFS Institutional              1,830,667                      750,050
     Large Cap Value Fund,
     MFS and MFS Related
     Entities#

  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

  # This amount reflects the aggregate fees billed by Deloitte for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees,"
    including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees", including fees for services related to sales tax refunds, consultation on internal cost allocations, consultation on allocation of monies pursuant to an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, and analysis of certain portfolio holdings verses investment styles.

For periods prior to May 6, 2003, the amounts shown above under "Audit-Related Fees," "Tax Fees" and "All Other Fees" relate to permitted non-audit services that would have been subject to pre-approval if the Securities and Exchange Commission's rules relating to pre-approval of non-audit services had been in effect.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

ITEM 4(f):  Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services were provided prior to the effectiveness of SEC rules requiring pre-approval or because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS INSTITUTIONAL TRUST
             ------------------------------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: August 23, 2005
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: August 23, 2005
      ---------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 23, 2005
      ---------------

* Print name and title of each signing officer under his or her signature.